AB Global Bond Fund

Portfolio of Investments

June 30, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 36.9%
Austria - 1.0%
Republic of Austria Government Bond
0.50%, 2/20/29 (a)	EUR	57,980	$69,445,709

Belgium - 1.8%
Kingdom of Belgium Government Bond
Series 44
5.00%, 3/28/35 (a)		4,410	8,465,440
Series 71
3.75%, 6/22/45 (a)		2,300	4,384,817
Series 81
0.80%, 6/22/27 (a)		70,935	86,707,397
Series 88
1.70%, 6/22/50 (a)		23,462	31,403,930

			130,961,584

Canada - 6.0%
Canadian Government Bond
1.75%, 3/01/23	CAD	84,491	65,295,210
2.25%, 3/01/24-6/01/29		432,730	345,670,723
2.75%, 12/01/48		17,110	16,293,755

			427,259,688

Finland - 0.9%
Finland Government Bond
0.50%, 9/15/29 (a)	EUR	56,064	67,168,474

France - 1.2%
French Republic Government Bond OAT
0.50%, 5/25/29 (a)		47,040	56,164,388
1.25%, 5/25/34 (a)		20,213	25,941,509

			82,105,897

Germany - 4.2%
Bundesrepublik Deutschland Bundesanleihe
0.50%, 2/15/28 (a)		73,370	90,168,835
2.50%, 7/04/44-8/15/46 (a)		64,772	115,107,494
Series 2007
4.25%, 7/04/39 (a)		43,756	91,282,759

			296,559,088

Indonesia - 1.1%
Indonesia Treasury Bond
Series FR68
8.375%, 3/15/34	IDR	588,191,000	44,132,540
Series FR70
8.375%, 3/15/24		437,499,000	32,779,522

			76,912,062

Ireland - 0.6%
Ireland Government Bond
1.00%, 5/15/26 (a)	EUR	37,007	45,458,597

	Principal Amount (000)		U.S. $ Value
Italy - 5.6%
Italy Buoni Poliennali Del Tesoro
1.20%, 4/01/22	EUR	60,250	$69,472,360
1.35%, 4/15/22		58,260	67,409,819
2.20%, 6/01/27		30,630	36,028,372
2.30%, 10/15/21 (a)		58,495	69,275,683
2.45%, 9/01/33 (a)		51,205	58,937,994
3.35%, 3/01/35 (a)		20,814	26,214,279
3.85%, 9/01/49 (a)		53,602	70,578,440

			397,916,947

Japan - 3.8%
Japan Government Thirty Year Bond
Series 62
0.50%, 3/20/49	JPY	5,288,350	50,961,761
Japan Government Twenty Year Bond
Series 150
1.40%, 9/20/34		6,281,600	69,986,399
Series 158
0.50%, 9/20/36		11,339,350	111,447,042
Series 159
0.60%, 12/20/36		4,022,550	40,168,080

			272,563,282

Malaysia - 2.1%
Malaysia Government Bond
Series 0114
4.181%, 7/15/24	MYR	72,655	18,119,041
Series 0119
3.906%, 7/15/26		78,423	19,375,235
Series 0217
4.059%, 9/30/24		72,978	18,116,398
Series 0218
3.757%, 4/20/23		131,916	32,302,134
Series 0219
3.885%, 8/15/29		112,220	27,684,898
Series 0313
3.48%, 3/15/23		59,440	14,407,120
Series 0316
3.90%, 11/30/26		73,262	18,015,786

			148,020,612

Russia - 0.1%
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	640,375	10,000,427

Singapore - 0.4%
Singapore Government Bond
3.00%, 9/01/24	SGD	36,000	28,078,936

Spain - 2.9%
Spain Government Bond
1.95%, 4/30/26 (a)	EUR	25,353	32,519,858
2.35%, 7/30/33 (a)		83,607	115,483,789

	Principal Amount (000)		U.S. $ Value
4.40%, 10/31/23 (a)	EUR	44,885	$61,336,049

			209,339,696

United Kingdom - 1.9%
United Kingdom Gilt
1.50%, 7/22/47 (a)	GBP	1,319	1,683,124
1.75%, 9/07/22 (a)		41,640	54,837,250
2.00%, 9/07/25 (a)		46,220	63,507,548
4.25%, 12/07/40 (a)		8,574	16,608,840

			136,636,762

United States - 3.3%
U.S. Treasury Bonds
2.25%, 8/15/46 (b)(c)(d)	U.S.$	82,440	77,880,038
2.875%, 5/15/43-11/15/46		38,925	41,635,581
3.00%, 11/15/44		8,855	9,672,704
3.00%, 2/15/47 (d)		31,220	34,234,681
3.125%, 8/15/44		14,393	16,057,191
4.625%, 2/15/40		10,100	13,863,828
U.S. Treasury Notes
1.625%, 2/15/26 (d)		6,274	6,181,752
2.125%, 5/15/25		1,531	1,557,242
2.625%, 2/15/29		31,265	32,969,920

			234,052,937

Total Governments - Treasuries (cost $2,462,926,321)			2,632,480,698

CORPORATES - INVESTMENT GRADE - 21.2%
Financial Institutions - 11.3%
Banking - 8.4%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)		220	235,088
AIB Group PLC
4.263%, 4/10/25 (a)		12,984	13,366,885
4.75%, 10/12/23 (a)		17,876	18,791,358
American Express Co.
Series C
4.90%, 3/15/20 (e)		114	113,086
Australia & New Zealand Banking Group Ltd.
4.50%, 3/19/24 (a)		554	586,489
Banco BBVA Peru SA
5.00%, 8/26/22 (a)		4,224	4,472,633
Banco Santander SA
3.306%, 6/27/29		200	200,970
5.179%, 11/19/25		600	652,667
Bank of America Corp.
2.375%, 6/19/24 (a)	EUR	13,070	16,413,731
3.55%, 3/05/24	U.S.$	545	564,800
3.824%, 1/20/28		450	475,471
3.864%, 7/23/24		325	341,297
4.00%, 1/22/25		448	471,059

	Principal Amount (000)		U.S. $ Value
4.078%, 4/23/40	U.S.$	172	$183,180
4.20%, 8/26/24		300	318,873
4.45%, 3/03/26		150	161,839
Series B
8.05%, 6/15/27		1,037	1,306,436
Series JJ
5.125%, 6/20/24 (e)		295	297,378
Series V
5.797% (LIBOR 3 Month + 3.39%), 7/29/19 (e)(f)		6,865	6,845,558
Series Z
6.50%, 10/23/24 (e)		7,010	7,748,335
Bank of Ireland Group PLC
4.50%, 11/25/23 (a)		24,080	25,122,086
Bank of New York Mellon Corp. (The)
Series E
4.95%, 6/20/20 (e)		112	112,964
Bank One Michigan
8.25%, 11/01/24		210	265,245
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,756	2,301,962
6.86%, 6/15/32 (a)(e)	U.S.$	37	42,386
Barclays PLC
3.684%, 1/10/23		12,370	12,539,506
4.338%, 5/16/24		2,065	2,132,315
4.61%, 2/15/23		277	286,807
5.088%, 6/20/30		15,065	15,377,282
BBVA Global Finance Ltd.
7.00%, 12/01/25		110	126,421
BNP Paribas SA
4.705%, 1/10/25 (a)		19,548	20,964,976
BPCE SA
4.00%, 9/12/23 (a)		250	261,699
5.15%, 7/21/24 (a)		260	280,027
5.70%, 10/22/23 (a)		8,936	9,787,574
CaixaBank SA
1.125%, 1/12/23-5/17/24 (a)	EUR	11,400	13,320,048
Capital One Bank USA, NA
3.375%, 2/15/23	U.S.$	915	932,296
Capital One Financial Corp.
0.80%, 6/12/24	EUR	7,487	8,574,168
Citigroup, Inc.
0.75%, 10/26/23 (a)		5,829	6,782,704
3.20%, 10/21/26	U.S.$	115	117,362
3.40%, 5/01/26		227	234,987
3.52%, 10/27/28		175	180,600
3.875%, 3/26/25		373	388,474
4.40%, 6/10/25		598	638,804
4.45%, 9/29/27		275	296,297
Commonwealth Bank of Australia
4.50%, 12/09/25 (a)		554	590,361
Compass Bank
2.75%, 9/29/19		3,398	3,399,053
Cooperatieve Rabobank UA
3.75%, 7/21/26		267	272,641

	Principal Amount (000)		U.S. $ Value
3.95%, 11/09/22	U.S.$	3,962	$4,111,316
4.375%, 8/04/25		9,145	9,725,506
11.00%, 6/30/19 (a)(e)		88	88,000
Credit Agricole SA
6.50%, 6/23/21 (a)(e)	EUR	5,550	6,903,114
8.125%, 12/23/25 (a)(e)	U.S.$	205	237,544
8.375%, 10/13/19 (a)(e)		175	177,269
Credit Agricole SA/London
2.375%, 7/01/21 (a)		4,033	4,032,226
3.25%, 10/04/24 (a)		1,713	1,742,676
3.375%, 1/10/22 (a)		1,401	1,427,831
4.125%, 1/10/27 (a)		4,715	4,988,050
Credit Suisse Group AG
2.125%, 9/12/25 (a)	GBP	9,917	12,492,664
4.207%, 6/12/24 (a)	U.S.$	4,200	4,403,267
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		1,559	1,621,466
4.55%, 4/17/26		15,415	16,728,851
Danske Bank A/S
3.875%, 9/12/23 (a)		325	331,481
5.375%, 1/12/24 (a)		8,672	9,341,348
Deutsche Bank AG/New York NY
3.375%, 5/12/21		165	164,101
Discover Bank
4.682%, 8/09/28		328	340,046
DNB Bank ASA
6.50%, 3/26/22 (a)(e)		200	211,017
Fifth Third Bancorp
3.50%, 3/15/22		15	15,435
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (a)	EUR	13,508	16,401,611
2.905%, 7/24/23	U.S.$	2,275	2,297,404
3.75%, 5/22/25-2/25/26		313	327,118
3.85%, 7/08/24		1,230	1,290,981
4.25%, 10/21/25		385	408,348
4.411%, 4/23/39		385	415,227
HSBC Holdings PLC
4.25%, 3/14/24		8,584	9,060,343
4.292%, 9/12/26		6,801	7,231,864
6.00%, 9/29/23 (a)(e)	EUR	2,915	3,829,059
Series E
4.75%, 7/04/29 (a)(e)		2,089	2,497,141
ING Groep NV
4.05%, 4/09/29	U.S.$	285	302,903
6.875%, 4/16/22 (a)(e)		422	444,480
Intesa Sanpaolo SpA
3.125%, 7/14/22 (a)		16,385	16,191,280
3.375%, 1/12/23 (a)		13,790	13,728,138
5.017%, 6/26/24 (a)		6,713	6,710,805
JPMorgan Chase & Co.
3.22%, 3/01/25		270	277,319
3.509%, 1/23/29		115	119,225
3.559%, 4/23/24		567	587,732
3.882%, 7/24/38		115	120,371

	Principal Amount (000)		U.S. $ Value
3.90%, 7/15/25	U.S.$	250	$266,879
3.96%, 1/29/27		383	409,689
3.964%, 11/15/48		117	123,677
4.452%, 12/05/29		535	594,838
Series V
5.639% (LIBOR 3 Month + 3.32%), 10/01/19 (e)(f)		608	604,955
Series Z
5.30%, 5/01/20 (e)		37	37,414
Lloyds Banking Group PLC
4.05%, 8/16/23		2,917	3,042,411
4.375%, 3/22/28		3,169	3,367,310
4.45%, 5/08/25		5,827	6,210,708
4.50%, 11/04/24		12,869	13,436,073
4.582%, 12/10/25		6,060	6,326,876
6.657%, 5/21/37 (a)(e)		129	136,154
Mastercard, Inc.
3.65%, 6/01/49		269	284,424
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		222	235,572
Morgan Stanley
3.125%, 7/27/26		115	117,040
3.737%, 4/24/24		435	453,556
5.00%, 11/24/25		160	177,185
Series G
1.375%, 10/27/26	EUR	17,531	20,902,359
1.75%, 3/11/24		13,530	16,390,200
4.35%, 9/08/26	U.S.$	700	750,501
4.431%, 1/23/30		275	304,117
Nationwide Building Society
2.00%, 7/25/29 (a)	EUR	4,415	5,030,954
4.00%, 9/14/26 (a)	U.S.$	7,555	7,545,299
4.363%, 8/01/24 (a)		282	293,946
NatWest Markets PLC
1.125%, 6/14/23 (a)	EUR	12,050	13,923,685
Nordea Bank Abp
3.75%, 8/30/23 (a)	U.S.$	7,401	7,690,379
4.875%, 5/13/21 (a)		12,295	12,757,931
Royal Bank of Scotland Group PLC
5.125%, 5/28/24		215	226,862
Santander Holdings USA, Inc.
3.40%, 1/18/23		88	89,351
3.50%, 6/07/24		155	157,393
4.40%, 7/13/27		16,388	17,116,807
Santander UK Group Holdings PLC
2.875%, 8/05/21		13,775	13,799,836
4.75%, 9/15/25 (a)		5,781	6,002,620
4.796%, 11/15/24		8,882	9,447,410
Santander UK PLC
5.00%, 11/07/23 (a)		265	280,465
Skandinaviska Enskilda Banken AB
5.625%, 5/13/22 (a)(e)		5,600	5,656,644
Societe Generale SA
3.875%, 3/28/24 (a)		340	351,095

	Principal Amount (000)		U.S. $ Value
Standard Chartered PLC
3.785%, 5/21/25 (a)	U.S.$	17,336	$17,710,943
3.95%, 1/11/23 (a)		1,179	1,204,245
4.247%, 1/20/23 (a)		2,266	2,339,067
5.20%, 1/26/24 (a)		3,435	3,678,205
SunTrust Banks, Inc.
5.625%, 12/15/19 (e)		2,167	2,183,996
Svenska Handelsbanken AB
5.25%, 3/01/21 (a)(e)		225	226,730
UBS AG/Stamford CT
7.625%, 8/17/22		3,671	4,123,377
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		210	223,979
6.875%, 3/22/21 (a)(e)		12,055	12,552,269
7.125%, 2/19/20-8/10/21 (a)(e)		853	889,444
UniCredit SpA
3.75%, 4/12/22 (a)		11,665	11,792,277
US Bancorp
Series J
5.30%, 4/15/27 (e)		6,399	6,678,016
Wachovia Corp.
5.50%, 8/01/35		305	366,098
Wells Fargo & Co.
2.625%, 8/16/22 (a)	EUR	383	470,768
3.00%, 10/23/26	U.S.$	849	857,778
4.15%, 1/24/29		272	295,974
Series G
4.30%, 7/22/27		165	178,198
Series K
6.18% (LIBOR 3 Month + 3.77%), 9/15/19 (e)(f)		215	216,615
Series M
3.45%, 2/13/23		205	210,519
Zions Bancorp NA
4.50%, 6/13/23		26	27,394

			600,969,242

Finance - 0.2%
Air Lease Corp.
3.25%, 3/01/25		285	286,682
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25		846	856,779
4.418%, 11/15/35		220	217,688
Harborwalk Funding Trust
5.077%, 2/15/69 (a)		112	126,706
Synchrony Financial
4.25%, 8/15/24		175	181,915
4.375%, 3/19/24		2,267	2,380,110
4.50%, 7/23/25		12,780	13,415,460

			17,465,340

Insurance - 2.2%
ACE Capital Trust II
9.70%, 4/01/30		150	213,008

	Principal Amount (000)		U.S. $ Value
Aegon NV
5.50%, 4/11/48	U.S.$	275	$282,767
Allstate Corp. (The)
6.50%, 5/15/57		160	181,928
American International Group, Inc.
6.82%, 11/15/37		198	249,900
Anthem, Inc.
3.30%, 1/15/23		15	15,437
3.50%, 8/15/24		250	259,639
Aon Corp.
8.205%, 1/01/27		155	191,238
ASR Nederland NV
5.125%, 9/29/45 (a)	EUR	15,640	20,799,526
Assicurazioni Generali SpA
Series E
5.50%, 10/27/47 (a)		7,099	9,252,592
Aviva PLC
3.375%, 12/04/45 (a)		5,953	7,230,826
Series E
6.125%, 7/05/43 (a)		7,208	9,620,055
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.00%, 1/23/27		6,700	9,483,169
Chubb INA Holdings, Inc.
0.875%, 6/15/27		4,718	5,438,325
Cloverie PLC for Swiss Re Corporate Solutions Ltd.
4.50%, 9/11/44 (a)	U.S.$	200	202,659
CNP Assurances
4.25%, 6/05/45 (a)	EUR	15,800	20,469,011
4.50%, 6/10/47 (a)		2,100	2,794,151
Credit Agricole Assurances SA
4.75%, 9/27/48 (a)		15,700	20,679,496
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	U.S.$	149	169,958
Hartford Financial Services Group, Inc. (The)
Series ICON
4.643% (LIBOR 3 Month + 2.13%), 2/12/47 (a)(f)		280	236,882
Lincoln National Corp.
7.00%, 6/15/40		90	124,250
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		2	3,286
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		207	261,719
MetLife, Inc.
Series C
5.25%, 6/15/20 (e)		260	261,948
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
3.25%, 5/26/49 (a)	EUR	16,300	21,471,853
Series E
6.25%, 5/26/42 (a)		2,700	3,605,402

	Principal Amount (000)		U.S. $ Value
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	4,415	$7,120,485
New York Life Insurance Co.
4.45%, 5/15/69 (a)		160	176,493
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)		250	260,945
Principal Financial Group, Inc.
4.70%, 5/15/55		290	288,698
Prudential Financial, Inc.
5.20%, 3/15/44		240	247,928
5.625%, 6/15/43		282	297,990
QBE Insurance Group Ltd.
6.75%, 12/02/44 (a)		305	332,285
Swiss Re Finance Luxembourg SA
5.00%, 4/02/49 (a)		286	306,679
Voya Financial, Inc.
4.70%, 1/23/48		225	205,564
5.65%, 5/15/53		10,120	10,508,132

			153,244,224

REITS - 0.5%
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25		112	115,258
4.85%, 4/15/49		110	124,180
American Homes 4 Rent LP
4.25%, 2/15/28		280	290,115
American Tower Corp.
3.125%, 1/15/27		296	294,208
3.80%, 8/15/29		353	364,939
5.00%, 2/15/24		105	115,556
Boston Properties LP
2.75%, 10/01/26		120	118,164
3.20%, 1/15/25		225	229,773
Brixmor Operating Partnership LP
3.85%, 2/01/25		224	230,735
EPR Properties
4.95%, 4/15/28		220	236,607
Equinix, Inc.
2.875%, 3/15/24-2/01/26	EUR	6,785	8,068,467
Essex Portfolio LP
3.25%, 5/01/23	U.S.$	223	227,041
3.875%, 5/01/24		108	113,353
HCP, Inc.
3.25%, 7/15/26		59	59,432
3.875%, 8/15/24		335	351,240
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		1,784	1,804,662
Hospitality Properties Trust
4.65%, 3/15/24		225	231,549
Host Hotels & Resorts LP
3.875%, 4/01/24		218	224,870
Kilroy Realty LP
3.45%, 12/15/24		50	51,378
Kimco Realty Corp.
2.80%, 10/01/26		122	119,098
LifeStorage LP/CA
3.50%, 7/01/26		295	293,947

	Principal Amount (000)		U.S. $ Value
Mid-America Apartments LP
3.75%, 6/15/24	U.S.$	100	$103,993
National Retail Properties, Inc.
3.90%, 6/15/24		216	225,658
Omega Healthcare Investors, Inc.
4.375%, 8/01/23		215	224,167
4.50%, 1/15/25		97	101,057
5.25%, 1/15/26		291	315,896
Realty Income Corp.
3.25%, 6/15/29		168	171,085
Regency Centers LP
3.60%, 2/01/27		230	237,502
3.75%, 6/15/24		41	42,674
Sabra Health Care LP/Sabra Capital Corp.
4.80%, 6/01/24		312	320,229
Senior Housing Properties Trust
6.75%, 12/15/21		165	175,686
SITE Centers Corp.
3.625%, 2/01/25		170	172,534
4.70%, 6/01/27		280	299,998
Spirit Realty LP
4.00%, 7/15/29		76	76,724
4.45%, 9/15/26		1,957	2,045,349
STORE Capital Corp.
4.625%, 3/15/29		103	109,778
Ventas Realty LP
3.50%, 2/01/25		112	115,730
4.125%, 1/15/26		220	233,069
VEREIT Operating Partnership LP
4.60%, 2/06/24		3,710	3,935,598
Vornado Realty LP
3.50%, 1/15/25		560	573,815
Welltower, Inc.
4.00%, 6/01/25		379	401,281
4.95%, 9/01/48		220	245,266
Weyerhaeuser Co.
4.625%, 9/15/23		165	177,181
WP Carey, Inc.
3.85%, 7/15/29		353	357,530
4.60%, 4/01/24		58	61,513
WPC Eurobond BV
2.125%, 4/15/27	EUR	8,082	9,645,858

			34,033,743

			805,712,549

Industrial - 9.4%
Basic - 0.8%
Alpek SAB de CV
4.50%, 11/20/22 (a)	U.S.$	220	225,913
Anglo American Capital PLC
3.625%, 9/11/24 (a)		200	204,386
3.75%, 4/10/22 (a)		280	286,649
4.875%, 5/14/25 (a)		200	215,445
Celanese US Holdings LLC
3.50%, 5/08/24		268	275,271

	Principal Amount (000)		U.S. $ Value
Celulosa Arauco y Constitucion SA
4.25%, 4/30/29 (a)	U.S.$	230	$241,500
4.50%, 8/01/24		270	284,006
Dow Chemical Co. (The)
3.625%, 5/15/26 (a)		231	239,548
4.55%, 11/30/25 (a)		214	233,290
4.80%, 5/15/49 (a)		139	149,751
DuPont de Nemours, Inc.
4.493%, 11/15/25		375	415,040
5.419%, 11/15/48		139	169,068
Equate Petrochemical BV
3.00%, 3/03/22 (a)		15,619	15,651,011
4.25%, 11/03/26 (a)		200	210,000
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)		105	110,256
Glencore Finance Europe Ltd.
1.75%, 3/17/25 (a)	EUR	2,383	2,821,433
1.875%, 9/13/23 (a)		10,148	12,121,090
Glencore Funding LLC
4.00%, 3/27/27 (a)	U.S.$	2,431	2,451,185
4.125%, 5/30/23-3/12/24 (a)		444	460,047
4.625%, 4/29/24 (a)		4,507	4,770,515
Gold Fields Orogen Holdings BVI Ltd.
5.125%, 5/15/24 (a)		3,401	3,554,045
GTL Trade Finance, Inc./Gerdau Holdings, Inc.
5.893%, 4/29/24 (a)		782	855,068
Inversiones CMPC SA
4.375%, 4/04/27 (a)		265	277,148
Mexichem SAB de CV
4.00%, 10/04/27 (a)		280	278,600
Nexa Resources SA
5.375%, 5/04/27 (a)		200	209,575
Nutrien Ltd.
3.375%, 3/15/25		394	403,747
SABIC Capital II BV
4.00%, 10/10/23 (a)		9,776	10,160,774
Vale Overseas Ltd.
6.25%, 8/10/26		210	238,019
Yamana Gold, Inc.
4.95%, 7/15/24		99	104,417

			57,616,797

Capital Goods - 0.1%
CNH Industrial Capital LLC
4.375%, 4/05/22		102	105,634
General Electric Co.
4.50%, 3/11/44		125	121,770
Series G
6.875%, 1/10/39		175	219,363
Johnson Controls International PLC
4.50%, 2/15/47		120	121,966
4.625%, 7/02/44		194	198,757

	Principal Amount (000)		U.S. $ Value
Wabtec Corp.
4.40%, 3/15/24	U.S.$	4,990	$5,268,587

			6,036,077

Communications - Media - 0.5%
CBS Corp.
3.375%, 2/15/28		85	84,558
3.50%, 1/15/25		55	56,229
4.00%, 1/15/26		1,847	1,935,333
4.20%, 6/01/29		10,147	10,741,218
4.60%, 1/15/45		121	125,095
5.50%, 5/15/33		85	98,178
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		13,384	14,524,076
5.05%, 3/30/29		240	264,782
5.75%, 4/01/48		245	270,787
Comcast Corp.
3.40%, 7/15/46		180	172,238
3.90%, 3/01/38		280	294,859
4.25%, 1/15/33		350	391,295
4.60%, 10/15/38		411	470,497
4.70%, 10/15/48		220	257,933
4.75%, 3/01/44		100	115,981
Cox Communications, Inc.
4.50%, 6/30/43 (a)		160	151,748
Discovery Communications LLC
3.95%, 3/20/28		144	148,221
5.20%, 9/20/47		175	184,731
Fox Corp.
5.476%, 1/25/39 (a)		109	128,498
Interpublic Group of Cos., Inc. (The)
5.40%, 10/01/48		70	77,636
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 4/15/26		201	205,645
3.65%, 11/01/24		110	115,056
Prosus Nv
6.00%, 7/18/20 (a)		5,287	5,446,234
Thomson Reuters Corp.
4.30%, 11/23/23		445	470,715
Time Warner Cable LLC
4.50%, 9/15/42		100	92,950
6.55%, 5/01/37		105	120,609
TWDC Enterprises 18 Corp.
Series G
4.125%, 6/01/44		110	125,012
Viacom, Inc.
5.625%, 9/15/19		10	10,054
Walt Disney Co. (The)
5.40%, 10/01/43 (a)		230	299,583
Weibo Corp.
3.50%, 7/05/24		359	360,564
WPP Finance 2010
4.75%, 11/21/21		693	726,400

			38,466,715

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.6%
AT&T, Inc.
2.95%, 7/15/26	U.S.$	120	$119,077
3.40%, 5/15/25		5,641	5,795,575
3.55%, 6/01/24		6,274	6,518,253
3.60%, 7/15/25		150	155,799
4.125%, 2/17/26		5,849	6,234,976
4.75%, 5/15/46		112	117,846
4.80%, 6/15/44		70	73,766
4.85%, 3/01/39-7/15/45		379	406,896
5.15%, 2/15/50		290	320,586
5.45%, 3/01/47		288	331,053
British Telecommunications PLC
9.625%, 12/15/30		150	225,732
Qwest Corp.
6.75%, 12/01/21		150	161,068
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	5,000	4,012,943
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)	U.S.$	17,360	18,022,961
Verizon Communications, Inc.
2.625%, 8/15/26		780	775,148
3.376%, 2/15/25		23	24,010
4.016%, 12/03/29 (a)		428	464,099
4.125%, 3/16/27		110	119,673
4.272%, 1/15/36		139	150,575
4.329%, 9/21/28		277	306,793
4.522%, 9/15/48		215	240,738
4.862%, 8/21/46		250	291,015
5.012%, 4/15/49		212	252,217
Vodafone Group PLC
4.125%, 5/30/25		463	492,839
4.875%, 6/19/49		176	184,622

			45,798,260

Consumer Cyclical - Automotive - 0.9%
Daimler Finance North America LLC
3.65%, 2/22/24 (a)		223	231,475
Ford Motor Credit Co. LLC
3.20%, 1/15/21		275	276,184
3.219%, 1/09/22		375	375,200
General Motors Co.
4.20%, 10/01/27		4,950	4,999,446
5.95%, 4/01/49		80	84,005
General Motors Financial Co., Inc.
2.20%, 4/01/24 (a)	EUR	2,325	2,781,838
3.50%, 11/07/24	U.S.$	570	569,265
3.70%, 5/09/23		2,606	2,645,205
4.35%, 4/09/25		475	490,959
5.10%, 1/17/24		9,765	10,440,992
Volkswagen Bank GmbH
1.25%, 6/10/24 (a)	EUR	15,200	17,645,930
Volkswagen Group of America Finance LLC
4.625%, 11/13/25 (a)	U.S.$	270	292,368

	Principal Amount (000)		U.S. $ Value
Volkswagen International Finance NV
Series 10Y
1.875%, 3/30/27 (a)	EUR	9,000	$10,615,163
Volkswagen Leasing GmbH
2.625%, 1/15/24 (a)		8,245	10,161,965
ZF North America Capital, Inc.
4.75%, 4/29/25 (a)	U.S.$	234	239,948

			61,849,943

Consumer Cyclical - Other - 0.1%
James Hardie International Finance DAC
3.625%, 10/01/26 (a)	EUR	4,800	5,785,073
Owens Corning
7.00%, 12/01/36	U.S.$	50	59,299

			5,844,372

Consumer Cyclical - Restaurants - 0.0%
Starbucks Corp.
4.50%, 11/15/48		358	392,810

Consumer Cyclical - Retailers - 0.0%
Lowe’s Cos., Inc.
3.70%, 4/15/46		115	108,348
4.55%, 4/05/49		171	184,359
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		430	447,308

			740,015

Consumer Non-Cyclical - 1.8%
AbbVie, Inc.
3.20%, 5/14/26		235	237,163
3.60%, 5/14/25		538	556,699
4.45%, 5/14/46		115	112,811
4.70%, 5/14/45		100	101,917
4.875%, 11/14/48		183	192,341
Allergan Funding SCS
2.625%, 11/15/28	EUR	2,286	2,861,865
Altria Group, Inc.
1.00%, 2/15/23		7,035	8,181,174
1.70%, 6/15/25		13,253	15,667,872
3.875%, 9/16/46	U.S.$	299	265,617
4.25%, 8/09/42		115	106,701
4.40%, 2/14/26		126	134,829
Amgen, Inc.
4.40%, 5/01/45		225	238,940
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/01/46		620	689,916
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 4/15/38		220	232,618
4.60%, 4/15/48		158	169,250
5.45%, 1/23/39		109	129,477
5.55%, 1/23/49		176	215,189
BAT Capital Corp.
3.222%, 8/15/24		285	287,220
4.54%, 8/15/47		70	65,087

	Principal Amount (000)		U.S. $ Value
Bayer US Finance II LLC
2.85%, 4/15/25 (a)	U.S.$	275	$263,142
Becton Dickinson and Co.
3.363%, 6/06/24		105	108,370
3.734%, 12/15/24		463	485,185
Bristol-Myers Squibb Co.
4.125%, 6/15/39 (a)		175	188,614
4.25%, 10/26/49 (a)		115	127,079
Cardinal Health, Inc.
3.079%, 6/15/24		275	276,818
Celgene Corp.
3.625%, 5/15/24		220	230,134
3.875%, 8/15/25		275	294,025
4.55%, 2/20/48		273	311,501
Cigna Corp.
4.125%, 11/15/25 (a)		206	219,133
4.375%, 10/15/28 (a)		165	178,053
Constellation Brands, Inc.
4.40%, 11/15/25		375	410,440
CVS Health Corp.
3.875%, 7/20/25		440	459,298
4.10%, 3/25/25		13,945	14,710,343
4.78%, 3/25/38		490	511,010
5.125%, 7/20/45		72	76,775
Express Scripts Holding Co.
3.40%, 3/01/27		130	131,900
3.50%, 6/15/24		137	141,232
4.80%, 7/15/46		115	121,702
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (a)		200	209,196
General Mills, Inc.
3.598% (LIBOR 3 Month + 1.01%), 10/17/23 (f)		110	110,560
4.00%, 4/17/25		330	351,044
Gilead Sciences, Inc.
4.15%, 3/01/47		110	115,471
4.50%, 2/01/45		220	240,942
4.60%, 9/01/35		210	235,679
Keurig Dr Pepper, Inc.
4.057%, 5/25/23		270	283,555
4.417%, 5/25/25		270	289,867
Kraft Heinz Foods Co.
3.00%, 6/01/26		240	233,649
3.95%, 7/15/25		335	348,465
4.00%, 6/15/23		435	454,937
4.375%, 6/01/46		155	146,859
Laboratory Corp. of America Holdings
3.60%, 2/01/25		100	103,351
Leggett & Platt, Inc.
4.40%, 3/15/29		279	292,040
Medtronic Global Holdings SCA
0.25%, 7/02/25	EUR	4,418	5,005,512
1.125%, 3/07/27		6,517	7,725,737
Medtronic, Inc.
4.375%, 3/15/35	U.S.$	150	172,211
Merck & Co., Inc.
4.00%, 3/07/49		170	188,837

	Principal Amount (000)		U.S. $ Value
Mylan, Inc.
3.125%, 1/15/23 (a)	U.S.$	100	$96,933
4.20%, 11/29/23		105	105,687
Pfizer, Inc.
4.10%, 9/15/38		165	181,857
4.20%, 9/15/48		239	267,981
7.20%, 3/15/39		80	121,651
Philip Morris International, Inc.
4.25%, 11/10/44		320	334,726
Reynolds American, Inc.
4.45%, 6/12/25		8,780	9,313,165
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)		113	114,095
Takeda Pharmaceutical Co., Ltd.
1.125%, 11/21/22 (a)	EUR	20,610	24,239,753
4.40%, 11/26/23 (a)	U.S.$	16,397	17,520,998
Tyson Foods, Inc.
4.00%, 3/01/26		4,858	5,171,079
4.35%, 3/01/29		5,296	5,789,121
5.10%, 9/28/48		348	392,878
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/23		107	110,433

			129,959,709

Energy - 2.1%
Anadarko Petroleum Corp.
4.50%, 7/15/44		123	125,312
6.20%, 3/15/40		115	138,196
Antero Resources Corp.
5.125%, 12/01/22		10,343	9,929,766
Apache Corp.
7.75%, 12/15/29		20	25,279
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47		110	106,217
Boardwalk Pipelines LP
4.80%, 5/03/29		177	184,790
4.95%, 12/15/24		100	106,663
5.95%, 6/01/26		200	221,436
Buckeye Partners LP
4.125%, 12/01/27		240	211,283
5.85%, 11/15/43		115	96,312
Canadian Natural Resources Ltd.
3.80%, 4/15/24		110	115,332
Cenovus Energy, Inc.
3.00%, 8/15/22		115	115,438
ConocoPhillips
6.50%, 2/01/39		125	175,325
Continental Resources, Inc./OK
3.80%, 6/01/24		110	113,174
4.50%, 4/15/23		388	407,446
Crescent Point Energy Corp.
5.13%, 4/14/21 (g)(h)		15,250	15,689,174
Devon Energy Corp.
5.00%, 6/15/45		110	126,225
Ecopetrol SA
5.875%, 9/18/23		131	144,820

	Principal Amount (000)		U.S. $ Value
Enable Midstream Partners LP
4.40%, 3/15/27	U.S.$	79	$79,421
Enbridge Energy Partners LP
5.875%, 10/15/25		160	185,501
Encana Corp.
3.90%, 11/15/21		60	61,480
Energy Transfer Operating LP
4.25%, 3/15/23		10,290	10,738,922
4.50%, 4/15/24		1,744	1,855,395
4.90%, 2/01/24		2,700	2,896,031
6.05%, 6/01/41		85	95,105
6.25%, 4/15/49		163	192,972
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		155	163,925
Eni SpA
4.25%, 5/09/29 (a)		9,257	9,744,992
Series X-R
4.00%, 9/12/23 (a)		200	208,395
Enterprise Products Operating LLC
4.20%, 1/31/50		180	185,004
4.25%, 2/15/48		165	170,469
4.80%, 2/01/49		223	248,519
5.10%, 2/15/45		125	142,792
Exxon Mobil Corp.
4.114%, 3/01/46		135	155,309
Hess Corp.
4.30%, 4/01/27		5,605	5,810,956
7.125%, 3/15/33		60	73,498
Husky Energy, Inc.
4.00%, 4/15/24		115	120,587
Kerr-McGee Corp.
6.95%, 7/01/24		90	105,629
Kinder Morgan Energy Partners LP
4.30%, 5/01/24		380	403,544
7.30%, 8/15/33		90	118,490
Marathon Oil Corp.
6.80%, 3/15/32		277	346,059
Marathon Petroleum Corp.
4.75%, 12/15/23		260	280,344
5.125%, 12/15/26		200	219,418
5.85%, 12/15/45		67	74,002
6.50%, 3/01/41		139	173,060
MPLX LP
4.875%, 12/01/24		100	108,751
Newfield Exploration Co.
5.375%, 1/01/26		65	71,138
5.625%, 7/01/24		145	160,602
Noble Energy, Inc.
3.90%, 11/15/24		15,277	15,931,971
Oleoducto Central SA
4.00%, 5/07/21 (a)		3,210	3,260,156
ONEOK Partners LP
4.90%, 3/15/25		145	158,105
ONEOK, Inc.
5.20%, 7/15/48		245	269,836
Peru LNG S.R.L.
5.375%, 3/22/30 (a)		275	294,594

	Principal Amount (000)		U.S. $ Value
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	U.S.$	11,321	$11,539,020
3.85%, 10/15/23		5,943	6,134,727
4.65%, 10/15/25		150	159,832
Sabine Pass Liquefaction LLC
5.75%, 5/15/24		14,000	15,570,352
Shell International Finance BV
4.375%, 5/11/45		210	241,410
Southern Star Central Corp.
5.125%, 7/15/22 (a)		5,000	5,045,330
Spectra Energy Partners LP
3.50%, 3/15/25		85	87,443
Suncor Energy, Inc.
6.50%, 6/15/38		76	101,566
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26		246	251,665
4.25%, 4/01/24		9,200	9,644,940
5.40%, 10/01/47		100	106,240
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26 (a)		6,019	6,115,304
TransCanada PipeLines Ltd.
5.10%, 3/15/49		107	123,799
6.20%, 10/15/37		95	118,574
Valero Energy Corp.
3.40%, 9/15/26		90	91,764
6.625%, 6/15/37		100	126,380
Western Midstream Operating LP
4.50%, 3/01/28		110	109,652
4.75%, 8/15/28		66	67,078
5.30%, 3/01/48		108	100,229
Williams Cos., Inc. (The)
3.90%, 1/15/25		4,098	4,291,249
4.50%, 11/15/23		4,465	4,766,963

			147,930,677

Other Industrial - 0.0%
Alfa SAB de CV
5.25%, 3/25/24 (a)		200	214,000

Services - 0.2%
Amazon.com, Inc.
3.875%, 8/22/37		120	132,274
Expedia Group, Inc.
3.80%, 2/15/28		9,455	9,621,361
5.00%, 2/15/26		269	293,052
IHS Markit Ltd.
3.625%, 5/01/24		4,749	4,889,485
4.00%, 3/01/26 (a)		98	101,003
4.125%, 8/01/23		255	266,525
4.75%, 2/15/25 (a)		109	116,995
S&P Global, Inc.
4.50%, 5/15/48		160	183,993
Total System Services, Inc.
3.75%, 6/01/23		100	103,236

	Principal Amount (000)		U.S. $ Value
4.00%, 6/01/23	U.S.$	181	$189,380

			15,897,304

Technology - 1.8%
Apple, Inc.
3.45%, 2/09/45		575	574,829
4.375%, 5/13/45		145	165,234
4.65%, 2/23/46		125	148,316
Autodesk, Inc.
4.375%, 6/15/25		385	409,080
Baidu, Inc.
2.875%, 7/06/22		275	275,849
3.875%, 9/29/23		200	207,693
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		3,109	3,136,962
3.875%, 1/15/27		6,978	6,836,291
Broadcom, Inc.
3.625%, 10/15/24 (a)		10,120	10,172,857
4.25%, 4/15/26 (a)		7,146	7,251,582
Cisco Systems, Inc.
5.50%, 1/15/40		90	118,522
5.90%, 2/15/39		75	102,307
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (a)		279	291,071
6.02%, 6/15/26 (a)		1,996	2,198,001
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	5,093	5,835,663
1.50%, 5/21/27		15,180	18,016,664
3.875%, 6/05/24	U.S.$	68	71,874
Fiserv, Inc.
1.125%, 7/01/27	EUR	4,662	5,371,114
4.40%, 7/01/49	U.S.$	177	185,904
International Business Machines Corp.
0.375%, 1/31/23	EUR	14,455	16,653,137
0.875%, 1/31/25 (i)		8,805	10,339,773
4.00%, 6/20/42	U.S.$	229	236,505
4.15%, 5/15/39		116	123,878
4.25%, 5/15/49		173	185,776
Juniper Networks, Inc.
4.50%, 3/15/24		150	159,822
KLA-Tencor Corp.
4.65%, 11/01/24		10,962	12,002,831
Lam Research Corp.
3.75%, 3/15/26		130	136,749
4.875%, 3/15/49		197	217,223
Micron Technology, Inc.
4.64%, 2/06/24		444	463,047
Microsoft Corp.
3.45%, 8/08/36		540	570,677
3.70%, 8/08/46		275	297,405
Series 30Y
4.25%, 2/06/47		130	153,283
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, 6/18/26 (a)		7,413	7,618,706
Oracle Corp.
3.90%, 5/15/35		190	205,760
4.00%, 7/15/46-11/15/47		619	665,012

	Principal Amount (000)		U.S. $ Value
5.375%, 7/15/40	U.S.$	150	$190,173
QUALCOMM, Inc.
4.30%, 5/20/47		115	120,889
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25		5,206	5,266,622
4.875%, 3/01/24		3,953	4,055,877
Tencent Holdings Ltd.
3.975%, 4/11/29 (a)		285	297,649
Western Digital Corp.
4.75%, 2/15/26		10,309	10,123,768

			131,454,375

Transportation - Airlines - 0.1%
Southwest Airlines Co. Pass-Through Trust
Series 07-1
6.15%, 8/01/22		3,828	4,039,751

Transportation - Railroads - 0.0%
Pacific National Finance Pty Ltd.
4.625%, 9/23/20 (a)		1,501	1,531,268

Transportation - Services - 0.4%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		12,115	12,364,872
4.00%, 7/30/27 (a)		12,212	12,200,551
Aviation Capital Group LLC
3.875%, 5/01/23 (a)		270	279,026
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.90%, 2/01/24 (a)		270	282,211

			25,126,660

			672,898,733

Utility - 0.5%
Electric - 0.4%
Abu Dhabi National Energy Co. PJSC
4.375%, 4/23/25 (a)		275	290,984
Adani Transmission Ltd.
4.00%, 8/03/26 (a)		7,886	7,876,143
Berkshire Hathaway Energy Co.
3.80%, 7/15/48		120	122,053
4.50%, 2/01/45		150	168,595
Duke Energy Florida LLC
6.40%, 6/15/38		150	209,735
Enel Americas SA
4.00%, 10/25/26		91	93,346
Enel Chile SA
4.875%, 6/12/28		75	81,938
Enel Finance International NV
3.625%, 5/25/27 (a)		225	225,549
4.25%, 9/14/23 (a)		14,191	14,880,938
Enel Generacion Chile SA
4.25%, 4/15/24		100	105,094

	Principal Amount (000)		U.S. $ Value
Exelon Corp.
5.625%, 6/15/35	U.S.$	55	$66,350
Jersey Central Power & Light Co.
4.30%, 1/15/26 (a)		221	237,291
Kallpa Generacion SA
4.125%, 8/16/27 (a)		200	204,625
MidAmerican Energy Co.
4.25%, 7/15/49		324	367,921
NRG Energy, Inc.
3.75%, 6/15/24 (a)		94	96,641
Oncor Electric Delivery Co. LLC
7.00%, 5/01/32		175	245,285
Public Service Co. of New Hampshire
3.60%, 7/01/49		238	242,655
Sempra Energy
4.00%, 2/01/48		127	124,179
Southern Co. (The)
3.25%, 7/01/26		115	116,737
Southern Power Co.
Series F
4.95%, 12/15/46		271	290,817
TECO Finance, Inc.
5.15%, 3/15/20		2,970	3,022,456
Wisconsin Electric Power Co.
4.25%, 12/15/19		35	35,266

			29,104,598

Natural Gas - 0.1%
Brooklyn Union Gas Co. (The)
4.487%, 3/04/49 (a)		112	127,537
CenterPoint Energy Resources Corp.
4.10%, 9/01/47		107	109,674
NiSource, Inc.
3.95%, 3/30/48		110	110,355
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		6,500	6,760,000

			7,107,566

			36,212,164

Total Corporates - Investment Grade (cost $1,460,522,306)			1,514,823,446

INFLATION-LINKED SECURITIES - 7.4%
Japan - 5.0%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	6,611,020	63,678,873
Series 22
0.10%, 3/10/27		9,435,370	91,277,305
Series 23
0.10%, 3/10/28		20,529,056	198,887,068

			353,843,246

	Principal Amount (000)		U.S. $ Value
New Zealand - 0.2%
New Zealand Government Inflation Linked Bond
Series 925
2.00%, 9/20/25 (a)	NZD	20,554	$16,319,289

United States - 2.2%
U.S. Treasury Inflation Index
0.125%, 7/15/24-7/15/26 (TIPS)	U.S.$	156,470	156,151,121

Total Inflation-Linked Securities (cost $514,334,333)			526,313,656

MORTGAGE PASS-THROUGHS - 6.7%
Agency Fixed Rate 30-Year - 6.6%
Federal Home Loan Mortgage Corp.
Series 2019
5.00%, 2/01/49-5/01/49		9,000	9,525,289
Federal Home Loan Mortgage Corp. Gold
Series 2018
4.00%, 12/01/48		31,845	33,446,443
4.50%, 11/01/48		31,041	33,083,836
Series 2019
4.50%, 2/01/49		25,492	27,251,710
5.00%, 1/01/49		12,330	13,333,032
Federal National Mortgage Association
Series 2005
5.50%, 2/01/35		15	17,148
Series 2007
5.50%, 9/01/36-8/01/37		21	23,360
Series 2008
5.50%, 3/01/37-5/01/38		2,041	2,285,171
Series 2009
5.00%, 12/01/39		15	16,236
Series 2017
3.50%, 6/01/47-1/01/48		10,354	10,654,057
Series 2018
3.50%, 1/01/48-5/01/48		98,121	101,329,130
4.00%, 8/01/48-9/01/48		87,183	91,523,358
4.50%, 9/01/48-12/01/48		100,344	106,870,212
5.00%, 7/01/48		780	825,596
Series 2019
5.00%, 2/01/49		37,000	39,173,692

			469,358,270

Other Agency Fixed Rate Programs - 0.1%
Canadian Mortgage Pools
6.125%, 12/01/24	CAD	13,151	11,713,839

Total Mortgage Pass-Throughs (cost $467,246,518)			481,072,109

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.7%
Risk Share Floating Rate - 4.5%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.754% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(f)	U.S.$	5,745	5,757,216

	Principal Amount (000)		U.S. $ Value
Series 2019-1A, Class M1B
4.154% (LIBOR 1 Month + 1.75%), 3/25/29 (a)(f)	U.S.$	12,871	$12,966,350
Series 2019-2A, Class M1C
4.404% (LIBOR 1 Month + 2.00%), 4/25/29 (a)(f)		8,716	8,678,895
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2
4.704% (LIBOR 1 Month + 2.30%), 8/25/31 (a)(f)		6,616	6,680,238
Series 2019-R03, Class 1M2
4.554% (LIBOR 1 Month + 2.15%), 9/25/31 (a)(f)		4,304	4,326,975
Eagle RE Ltd.
Series 2018-1, Class M1
4.104% (LIBOR 1 Month + 1.70%), 11/25/28 (a)(f)		14,073	14,072,666
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
9.554% (LIBOR 1 Month + 7.15%), 7/25/23 (f)		4,915	5,676,319
Series 2013-DN2, Class M2
6.654% (LIBOR 1 Month + 4.25%), 11/25/23 (f)		5,046	5,453,159
Series 2014-DN1, Class M2
4.604% (LIBOR 1 Month + 2.20%), 2/25/24 (f)		3,862	3,927,835
Series 2014-DN1, Class M3
6.904% (LIBOR 1 Month + 4.50%), 2/25/24 (f)		4,290	4,762,838
Series 2014-DN3, Class M3
6.404% (LIBOR 1 Month + 4.00%), 8/25/24 (f)		10,469	11,170,832
Series 2014-HQ2, Class M3
6.154% (LIBOR 1 Month + 3.75%), 9/25/24 (f)		1,595	1,738,506
Series 2014-HQ3, Class M3
7.154% (LIBOR 1 Month + 4.75%), 10/25/24 (f)		5,190	5,539,676
Series 2015-DNA2, Class M2
5.004% (LIBOR 1 Month + 2.60%), 12/25/27 (f)		2,461	2,485,104
Series 2015-DNA3, Class M3
7.104% (LIBOR 1 Month + 4.70%), 4/25/28 (f)		2,209	2,455,194
Series 2015-HQA1, Class M2
5.054% (LIBOR 1 Month + 2.65%), 3/25/28 (f)		2,395	2,414,522
Series 2015-HQA1, Class M3
7.104% (LIBOR 1 Month + 4.70%), 3/25/28 (f)		2,080	2,252,870
Series 2015-HQA2, Class M2
5.204% (LIBOR 1 Month + 2.80%), 5/25/28 (f)		3,476	3,524,418

	Principal Amount (000)		U.S. $ Value
Series 2015-HQA2, Class M3
7.204% (LIBOR 1 Month + 4.80%), 5/25/28 (f)	U.S.$	9,364	$10,182,247
Series 2016-DNA1, Class M2
5.304% (LIBOR 1 Month + 2.90%), 7/25/28 (f)		1,624	1,642,995
Series 2016-DNA2, Class M3
7.054% (LIBOR 1 Month + 4.65%), 10/25/28 (f)		2,907	3,138,753
Series 2016-DNA3, Class M2
4.404% (LIBOR 1 Month + 2.00%), 12/25/28 (f)		1,169	1,173,860
Series 2016-DNA4, Class M2
3.704% (LIBOR 1 Month + 1.30%), 3/25/29 (f)		1,665	1,669,847
Series 2016-HQA1, Class M3
8.754% (LIBOR 1 Month + 6.35%), 9/25/28 (f)		4,984	5,731,157
Series 2017-DNA2, Class M2
5.854% (LIBOR 1 Month + 3.45%), 10/25/29 (f)		7,204	7,690,868
Series 2017-HQA3, Class M2
4.754% (LIBOR 1 Month + 2.35%), 4/25/30 (f)		4,105	4,169,585
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
7.654% (LIBOR 1 Month + 5.25%), 10/25/23 (f)		1,400	1,555,413
Series 2014-C01, Class M2
6.804% (LIBOR 1 Month + 4.40%), 1/25/24 (f)		2,563	2,801,852
Series 2014-C04, Class 1M2
7.304% (LIBOR 1 Month + 4.90%), 11/25/24 (f)		9,153	10,094,819
Series 2014-C04, Class 2M2
7.404% (LIBOR 1 Month + 5.00%), 11/25/24 (f)		10,498	11,492,729
Series 2015-C01, Class 1M2
6.704% (LIBOR 1 Month + 4.30%), 2/25/25 (f)		9,809	10,491,589
Series 2015-C02, Class 1M2
6.404% (LIBOR 1 Month + 4.00%), 5/25/25 (f)		4,262	4,541,045
Series 2015-C02, Class 2M2
6.404% (LIBOR 1 Month + 4.00%), 5/25/25 (f)		9,891	10,288,390
Series 2015-C03, Class 1M2
7.404% (LIBOR 1 Month + 5.00%), 7/25/25 (f)		1,675	1,832,076
Series 2015-C03, Class 2M2
7.404% (LIBOR 1 Month + 5.00%), 7/25/25 (f)		12,154	12,992,762
Series 2015-C04, Class 1M2

	Principal Amount (000)		U.S. $ Value
8.104% (LIBOR 1 Month + 5.70%), 4/25/28 (f)	U.S.$	2,392	$2,656,331
Series 2015-C04, Class 2M2
7.954% (LIBOR 1 Month + 5.55%), 4/25/28 (f)		13,972	15,164,188
Series 2016-C01, Class 1M2
9.154% (LIBOR 1 Month + 6.75%), 8/25/28 (f)		7,402	8,360,207
Series 2016-C01, Class 2M2
9.354% (LIBOR 1 Month + 6.95%), 8/25/28 (f)		2,850	3,207,676
Series 2016-C02, Class 1M2
8.404% (LIBOR 1 Month + 6.00%), 9/25/28 (f)		10,013	11,065,730
Series 2016-C03, Class 1M1
4.404% (LIBOR 1 Month + 2.00%), 10/25/28 (f)		1,013	1,020,325
Series 2016-C04, Class 1M2
6.654% (LIBOR 1 Month + 4.25%), 1/25/29 (f)		5,061	5,433,932
Series 2016-C05, Class 2M2
6.854% (LIBOR 1 Month + 4.45%), 1/25/29 (f)		14,224	15,146,505
Series 2016-C07, Class 2M2
6.754% (LIBOR 1 Month + 4.35%), 5/25/29 (f)		4,642	4,954,026
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
7.904% (LIBOR 1 Month + 5.50%), 10/25/25 (f)(j)		5,393	6,088,863
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.429% (LIBOR 1 Month + 2.00%), 3/27/24 (f)(j)		10,419	10,383,067
Series 2019-2R, Class A
5.162% (LIBOR 1 Month + 2.75%), 5/27/23 (f)(j)		11,254	11,272,684
Radnor RE Ltd.
Series 2019-1, Class M1B
4.354% (LIBOR 1 Month + 1.95%), 2/25/29 (a)(f)		7,240	7,291,105
Series 2019-2, Class M1B
4.187% (LIBOR 1 Month + 1.75%), 6/25/29 (a)(f)		15,427	15,427,015

			322,845,254

Non-Agency Fixed Rate - 0.2%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 8/01/36		1,984	1,642,306
Series 2006-26CB, Class A6
6.25%, 9/25/36		148	116,375
Series 2006-26CB, Class A8
6.25%, 9/25/36		553	434,734

	Principal Amount (000)		U.S. $ Value
Series 2006-J1, Class 1A11
5.50%, 2/25/36	U.S.$	1,254	$1,135,945
Series 2007-15CB, Class A19
5.75%, 7/25/37		415	353,265
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.626%, 3/25/37		321	318,597
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-3, Class A30
5.75%, 4/25/37		1,374	1,099,171
Series 2007-HY4, Class 1A1
4.025%, 9/25/47		528	497,852
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		828	672,583
Residential Accredit Loans, Inc. Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		1,177	1,133,986
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
4.785%, 12/28/37		2,146	2,127,965

			9,532,779

Non-Agency Floating Rate - 0.0%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
2.654% (LIBOR 1 Month + 0.25%), 4/25/37 (f)		774	385,197

Total Collateralized Mortgage Obligations (cost $320,107,587)			332,763,230

CORPORATES - NON-INVESTMENT GRADE - 3.9%
Industrial - 2.1%
Basic - 0.1%
FMG Resources (August 2006) Pty Ltd.
5.125%, 5/15/24 (a)		165	171,095
Smurfit Kappa Acquisitions ULC
2.875%, 1/15/26 (a)	EUR	8,450	10,464,842

			10,635,937

Capital Goods - 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (a)	U.S.$	200	201,250
Clean Harbors, Inc.
5.125%, 7/15/29 (a)		58	59,252
Colfax Corp.
3.25%, 5/15/25 (a)	EUR	6,829	8,011,018
Tervita Escrow Corp.
7.625%, 12/01/21 (a)	U.S.$	74	75,250

	Principal Amount (000)		U.S. $ Value
TransDigm, Inc.
6.25%, 3/15/26 (a)	U.S.$	8,414	$8,816,013

			17,162,783

Communications - Media - 0.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/01/28 (a)		110	112,275

Communications - Telecommunications - 0.1%
Major League Baseball
3.44%, 12/10/20 (g)(h)		5,350	5,394,926

Consumer Cyclical - Automotive - 0.1%
LKQ European Holdings BV
3.625%, 4/01/26 (a)	EUR	109	130,730
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26 (a)		1,819	2,133,901
6.25%, 5/15/26 (a)	U.S.$	40	41,568
Tenneco, Inc.
5.00%, 7/15/24 (a)	EUR	5,570	6,238,642

			8,544,841

Consumer Cyclical - Other - 0.2%
International Game Technology PLC
4.75%, 2/15/23 (a)		4,080	5,173,206
6.50%, 2/15/25 (a)	U.S.$	3,090	3,379,879
PulteGroup, Inc.
5.00%, 1/15/27		38	39,861
6.375%, 5/15/33		26	27,702
7.875%, 6/15/32		11	13,104
Wyndham Destinations, Inc.
4.25%, 3/01/22		3,300	3,351,411

			11,985,163

Consumer Cyclical - Retailers - 0.0%
Group 1 Automotive, Inc.
5.25%, 12/15/23 (a)		90	92,163

Consumer Non-Cyclical - 0.2%
HCA, Inc.
5.375%, 9/01/26		162	174,519
Leisureworld Senior Care LP
Series B
3.474%, 2/03/21	CAD	7,675	5,965,173
Spectrum Brands, Inc.
5.75%, 7/15/25	U.S.$	9,505	9,876,294

			16,015,986

Energy - 0.4%
California Resources Corp.
5.50%, 9/15/21		363	260,967
8.00%, 12/15/22 (a)		972	732,343

	Principal Amount (000)		U.S. $ Value
Cheniere Energy Partners LP
5.25%, 10/01/25	U.S.$	69	$71,347
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		85	53,509
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		4,935	5,089,520
PDC Energy, Inc.
5.75%, 5/15/26		7,561	7,502,206
SandRidge Energy, Inc.
7.50%, 2/15/23 (g)(h)(i)(k)		1,894	0
SM Energy Co.
6.625%, 1/15/27		3,214	2,974,599
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		3,152	3,225,356
Transocean Poseidon Ltd.
6.875%, 2/01/27 (a)		4,220	4,463,372
UGI International LLC
3.25%, 11/01/25 (a)	EUR	3,879	4,689,084

			29,062,303

Other Industrial - 0.0%
ProGroup AG
3.00%, 3/31/26 (a)		2,273	2,663,283

Services - 0.1%
Intertrust Group BV
3.375%, 11/15/25 (a)		6,925	8,346,016

Technology - 0.2%
CommScope, Inc.
5.50%, 3/01/24 (a)	U.S.$	4,690	4,812,780
6.00%, 3/01/26 (a)		6,577	6,743,424

			11,556,204

Transportation - Services - 0.5%
Chicago Parking Meters LLC
4.93%, 12/30/25		16,500	17,971,387
Europcar Mobility Group
4.00%, 4/30/26	EUR	1,877	2,182,850
Herc Rentals, Inc.
7.75%, 6/01/24 (a)	U.S.$	774	819,758
Loxam SAS
4.25%, 4/15/24 (a)	EUR	1,564	1,867,155
XPO Logistics, Inc.
6.75%, 8/15/24 (a)	U.S.$	10,050	10,714,396

			33,555,546

			155,127,426

Financial Institutions - 1.8%
Banking - 1.5%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (a)(e)	EUR	1,033	1,268,325

	Principal Amount (000)		U.S. $ Value
Ally Financial, Inc.
3.875%, 5/21/24	U.S.$	219	$224,316
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(e)	EUR	10,600	12,475,858
Banco Santander SA
6.25%, 9/11/21 (a)(e)		8,300	9,935,035
6.75%, 4/25/22 (a)(e)		2,300	2,850,710
Barclays PLC
7.875%, 3/15/22 (a)(e)	U.S.$	200	209,264
8.00%, 12/15/20 (e)	EUR	8,061	9,906,788
CaixaBank SA
6.75%, 6/13/24 (a)(e)		2,800	3,440,790
CIT Group, Inc.
4.125%, 3/09/21	U.S.$	106	108,097
5.25%, 3/07/25		79	86,618
Citigroup, Inc.
5.95%, 1/30/23 (e)		1,644	1,699,835
Series P
5.95%, 5/15/25 (e)		2,793	2,908,910
Series Q
5.95%, 8/15/20 (e)		5,255	5,365,103
Citizens Financial Group, Inc.
Series A
5.50%, 4/06/20 (e)		33	33,198
Credit Suisse Group AG
6.25%, 12/18/24 (a)(e)		11,489	11,985,646
7.50%, 12/11/23 (a)(e)		200	220,250
Danske Bank A/S
Series E
5.875%, 4/06/22 (a)(e)	EUR	12,180	14,617,673
Goldman Sachs Group, Inc. (The)
Series L
6.429%, 7/29/19 (e)	U.S.$	14	14,006
Series M
5.375%, 5/10/20 (e)		90	90,358
Series P
5.00%, 11/10/22 (e)		3,901	3,742,483
Series Q
5.50%, 8/10/24 (e)		5,677	5,828,417
Morgan Stanley
Series J
5.55%, 7/15/20 (e)		97	98,042
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (e)		8,654	9,305,811
Series U
4.65% (LIBOR 3 Month + 2.32%), 9/30/27 (e)(f)		3,700	3,510,619
Societe Generale SA
6.75%, 4/07/21 (a)(e)	EUR	5,544	6,732,715

	Principal Amount (000)		U.S. $ Value
Standard Chartered PLC
4.093% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(e)(f)	U.S.$	200	$168,049

			106,826,916

Brokerage - 0.0%
LPL Holdings, Inc.
5.75%, 9/15/25 (a)		94	96,796

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		8,420	8,957,634
8.00%, 3/25/20		410	424,183

			9,381,817

REITS - 0.2%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/01/27 (a)		9,798	10,552,995

			126,858,524

Utility - 0.0%
Electric - 0.0%
AES Corp./VA
4.00%, 3/15/21		216	219,847

Total Corporates - Non-Investment Grade (cost $276,305,256)			282,205,797

COVERED BONDS - 3.2%
Banco de Sabadell SA
0.875%, 11/12/21 (a)	EUR	2,500	2,927,529
Bank of Montreal
0.20%, 1/26/23 (a)		14,785	17,102,736
0.75%, 9/21/22 (a)		8,231	9,682,989
Bank of Nova Scotia (The)
0.75%, 9/17/21 (a)		9,465	11,034,806
BPCE SFH SA
1.00%, 2/24/25 (a)		8,800	10,677,163
Credit Suisse AG/Guernsey
0.75%, 9/17/21 (a)		23,000	26,804,568
Danske Bank A/S
0.125%, 2/14/22 (a)		13,970	16,087,442
1.25%, 6/11/21 (a)		9,195	10,796,006
DNB Boligkreditt AS
2.75%, 3/21/22 (a)		21,250	26,236,591
National Australia Bank Ltd.
1.375%, 5/28/21 (a)		8,427	9,903,215
National Bank of Canada
1.50%, 3/25/21 (a)		7,599	8,927,145
Nationwide Building Society
4.625%, 2/08/21 (a)		4,879	5,995,960

	Principal Amount (000)		U.S. $ Value
Royal Bank of Canada
1.625%, 8/04/20 (a)	EUR	8,910	$10,357,565
Santander UK PLC
1.625%, 11/26/20 (a)		8,950	10,462,195
4.25%, 4/12/21 (a)		8,100	9,970,957
Swedbank Hypotek AB
1.125%, 5/21/21 (a)		9,200	10,771,508
Turkiye Vakiflar Bankasi TAO
2.375%, 5/04/21 (a)		3,299	3,702,263
UBS AG/London
1.375%, 4/16/21 (a)		10,170	11,930,675
4.00%, 4/08/22 (a)		11,063	14,095,192

Total Covered Bonds (cost $221,886,380)			227,466,505

COLLATERALIZED LOAN OBLIGATIONS - 2.5%
CLO - Floating Rate - 2.5%
Black Diamond CLO Ltd.
Series 2016-1A, Class A2AR
4.336% (LIBOR 3 Month + 1.75%), 4/26/31 (a)(f)(i)	U.S.$	4,580	4,516,265
CIFC Funding Ltd.
Series 2017-3A, Class A1
3.812% (LIBOR 3 Month + 1.22%), 7/20/30 (a)(f)(i)		1,500	1,499,706
Dryden CLO Ltd.
Series 2018-57A, Class A
3.528% (LIBOR 3 Month + 1.01%), 5/15/31 (a)(f)(i)		14,550	14,419,123
Dryden Senior Loan Fund
Series 2016-43A, Class A
4.132% (LIBOR 3 Month + 1.54%), 7/20/29 (a)(f)(i)		250	250,080
Goldentree Loan Opportunities Ltd.
Series 2015-11A, Class AR2
3.671% (LIBOR 3 Month + 1.07%), 1/18/31 (a)(f)(i)		7,079	7,036,600
Greywolf CLO V Ltd.
Series 2015-1A, Class A1R
3.74% (LIBOR 3 Month + 1.16%), 1/27/31 (a)(f)(i)		6,573	6,532,323
Greywolf CLO VI Ltd.
Series 2018-1A, Class A1
3.616% (LIBOR 3 Month + 1.03%), 4/26/31 (a)(f)(i)		5,155	5,089,408
Series 2018-1A, Class A2
4.216% (LIBOR 3 Month + 1.63%), 4/26/31 (a)(f)(i)		4,035	3,992,620
Madison Park Funding Ltd.
Series 2014-12A, Class AR
3.852% (LIBOR 3 Month + 1.26%), 7/20/26 (a)(f)(i)		265	264,847

	Principal Amount (000)		U.S. $ Value
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
3.781% (LIBOR 3 Month + 1.18%), 12/18/30 (a)(f)(i)	U.S.$	17,519	$17,427,793
Octagon Investment Partners 30 Ltd.
Series 2017-1A, Class A1
3.912% (LIBOR 3 Month + 1.32%), 3/17/30 (a)(f)(i)		4,030	4,040,442
Octagon Loan Funding Ltd.
Series 2014-1A, Class ARR
3.70% (LIBOR 3 Month + 1.18%), 11/18/31 (a)(f)(i)		8,984	8,934,642
OZLM Ltd.
Series 2018-18A, Class A
3.617% (LIBOR 3 Month + 1.02%), 4/15/31 (a)(f)(i)		17,040	16,808,989
Series 2018-22A, Class A1
3.658% (LIBOR 3 Month + 1.07%), 1/17/31 (a)(f)(i)		7,199	7,134,713
Rockford Tower CLO Ltd.
Series 2017-3A, Class A
3.782% (LIBOR 3 Month + 1.19%), 10/20/30 (a)(f)(i)		14,194	14,178,936
Series 2018-2A, Class A
3.752% (LIBOR 3 Month + 1.16%), 10/20/31 (a)(f)(i)		8,500	8,474,594
Sound Point CLO XIX Ltd.
Series 2018-1A, Class A
3.597% (LIBOR 3 Month + 1.00%), 4/15/31 (a)(f)(i)		24,065	23,776,870
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR
3.737% (LIBOR 3 Month + 1.14%), 1/15/31 (a)(f)(i)		16,285	16,161,260
Series 2017-4A, Class B
3.97% (LIBOR 3 Month + 1.45%), 11/20/30 (a)(f)(i)		6,000	5,893,296
TIAA CLO IV Ltd.
Series 2018-1A, Class A1A
4.05% (LIBOR 3 Month + 1.23%), 1/20/32 (a)(f)(i)		4,510	4,510,446
Voya CLO Ltd.
Series 2016-3A, Class A1R
3.791% (LIBOR 3 Month + 1.19%), 10/18/31 (a)(f)(i)		6,000	5,984,406

Total Collateralized Loan Obligations (cost $178,248,830)			176,927,359

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%
Non-Agency Floating Rate CMBS - 1.4%
Ashford Hospitality Trust
Series 2018-KEYS, Class A
3.394% (LIBOR 1 Month + 1.00%), 5/15/35 (a)(f)		14,000	14,008,858

	Principal Amount (000)		U.S. $ Value
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.394% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(f)(i)	U.S.$	6,275	$6,270,173
BHMS
Series 2018-ATLS, Class A
3.644% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(f)		17,130	17,135,684
BX Trust
Series 2018-EXCL, Class A
3.482% (LIBOR 1 Month + 1.09%), 9/15/37 (a)(f)		10,734	10,697,385
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class E
6.744% (LIBOR 1 Month + 4.35%), 7/15/27 (a)(f)(i)		2,315	2,313,998
CLNS Trust
Series 2017-IKPR, Class F
6.912% (LIBOR 1 Month + 4.50%), 6/11/32 (a)(f)(i)		5,743	5,786,049
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.42% (LIBOR 1 Month + 1.03%), 11/19/35 (a)(f)		18,535	18,574,292
Invitation Homes Trust
Series 2018-SFR4, Class E
4.344% (LIBOR 1 Month + 1.95%), 1/17/38 (a)(f)(i)		13,925	13,926,654
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMD
4.129% (LIBOR 1 Month + 1.73%), 11/15/26 (f)(i)(j)		5,700	5,447,011
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.614% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(f)		7,540	7,519,512

			101,679,616

Non-Agency Fixed Rate CMBS - 0.8%
225 Liberty Street Trust
Series 2016-225L, Class E
4.804%, 2/10/36 (a)(i)		11,986	12,558,848
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.262%, 11/10/46 (a)(i)		2,783	2,858,399
Series 2014-GC23, Class D
4.647%, 7/10/47 (a)(i)		2,196	2,120,981
Commercial Mortgage Trust
Series 2012-CR3, Class D
4.911%, 10/15/45 (a)(i)		2,322	2,317,423
Series 2013-CR6, Class D
4.219%, 3/10/46 (a)(i)		7,385	7,370,204

	Principal Amount (000)		U.S. $ Value
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)	U.S.$	1,958	$1,944,146
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.557%, 8/10/44 (a)(i)		1,000	984,105
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		4,825	4,949,024
Series 2013-GC12, Class C
4.179%, 6/10/46 (i)		4,270	4,341,475
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D
5.554%, 8/15/46 (a)(i)		890	903,882
Series 2012-CBX, Class E
5.303%, 6/15/45 (a)(i)		4,544	4,365,588
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.816%, 11/15/48 (i)		3,145	3,316,403
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D
5.102%, 2/15/47 (a)(i)		4,250	4,308,443
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
5.053%, 8/15/45 (a)(i)		1,600	1,603,703
Series 2013-C18, Class D
4.851%, 12/15/46 (a)(i)		3,000	3,001,021

			56,943,645

Total Commercial Mortgage-Backed Securities (cost $154,872,100)			158,623,261

GOVERNMENTS - SOVEREIGN AGENCIES - 1.9%
Canada - 1.9%
Canada Housing Trust No. 1 1.25%, 6/15/21 (a) (cost $138,822,981)	CAD	180,605	136,927,014

GOVERNMENTS - SOVEREIGN BONDS - 1.7%
Indonesia - 1.5%
Indonesia Government International Bond
4.45%, 2/11/24	U.S.$	9,319	9,889,789
5.875%, 1/15/24 (a)		84,371	94,653,715

			104,543,504

Qatar - 0.1%
Qatar Government International Bond
3.875%, 4/23/23 (a)		6,766	7,097,811
4.817%, 3/14/49 (a)		225	257,625
5.25%, 1/20/20 (a)		100	101,400

			7,456,836

	Principal Amount (000)		U.S. $ Value
Saudi Arabia - 0.1%
Saudi Government International Bond
4.375%, 4/16/29 (a)	U.S.$	8,721	$9,440,483

Total Governments - Sovereign Bonds (cost $113,722,017)			121,440,823

QUASI-SOVEREIGNS - 1.6%
Quasi-Sovereign Bonds - 1.6%
Chile - 0.0%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (a)		275	284,797
Empresa Nacional del Petroleo
3.75%, 8/05/26 (a)		220	225,293

			510,090

China - 1.3%
China Development Bank
Series 1903
3.30%, 2/01/24	CNY	60,000	8,636,177
Series 1904
3.68%, 2/26/26		427,400	61,690,834
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)	U.S.$	8,049	8,559,609
State Grid Overseas Investment 2016 Ltd.
2.25%, 5/04/20 (a)		15,757	15,724,660

			94,611,280

Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		3,874	4,100,387

Saudi Arabia - 0.2%
Saudi Arabian Oil Co.
2.875%, 4/16/24 (a)		9,400	9,466,176
3.50%, 4/16/29 (a)		2,150	2,174,187

			11,640,363

United Arab Emirates - 0.0%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47 (a)		225	247,219

Total Quasi-Sovereigns (cost $110,151,536)			111,109,339

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 1.2%
Canada - 1.2%
Province of Ontario Canada
2.40%, 6/02/26	CAD	14,705	11,523,418
2.60%, 6/02/25		41,498	32,890,290
Province of Quebec Canada
2.75%, 9/01/25		51,720	41,407,122

Total Local Governments - Provincial Bonds (cost $83,278,925)			85,820,830

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 1.0%
Angola - 0.0%
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (a)	U.S.$	708	$708,697

Dominican Republic - 0.2%
Dominican Republic International Bond
5.95%, 1/25/27 (a)		7,617	8,188,275
7.50%, 5/06/21 (a)		6,273	6,618,367

			14,806,642

Egypt - 0.2%
Egypt Government International Bond
5.577%, 2/21/23 (a)		4,695	4,771,294
7.50%, 1/31/27 (a)		8,593	9,162,286

			13,933,580

Gabon - 0.1%
Gabon Government International Bond
6.375%, 12/12/24 (a)		6,855	6,760,744

Ivory Coast - 0.2%
Ivory Coast Government International Bond
5.125%, 6/15/25 (a)	EUR	1,087	1,288,559
5.375%, 7/23/24 (a)	U.S.$	12,515	12,640,150

			13,928,709

Nigeria - 0.2%
Nigeria Government International Bond
5.625%, 6/27/22		6,710	6,942,753
6.75%, 1/28/21 (a)		6,440	6,713,700

			13,656,453

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.85%, 3/14/24 (a)		2,963	3,027,993
7.85%, 3/14/29 (a)		3,642	3,766,564

			6,794,557

Total Emerging Markets - Sovereigns (cost $67,589,738)			70,589,382

EMERGING MARKETS - TREASURIES - 0.7%
South Africa - 0.7%
Republic of South Africa Government Bond Series 2048 8.75%, 2/28/48 (cost $52,790,477)	ZAR	833,819	53,867,693

	Principal Amount (000)		U.S. $ Value
SUPRANATIONALS - 0.6%
Supranational - 0.6%
European Financial Stability Facility 0.125%, 10/17/23 (a) (cost $45,176,083)	EUR	38,629	$45,001,591

BANK LOANS - 0.6%
Industrial - 0.6%
Capital Goods - 0.0%
Gardner Denver, Inc.
5.152% (LIBOR 1 Month + 2.75%), 7/30/24 (l)	U.S.$	975	976,108

Consumer Cyclical - Restaurants - 0.0%
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings)
5.644% (LIBOR 1 Month + 3.25%), 2/05/25 (l)		1,242	1,225,348

Consumer Non-Cyclical - 0.4%
athenahealth, Inc.
7.045% (LIBOR 3 Month + 4.50%), 2/11/26 (l)		9,579	9,546,823
BI-LO, LLC
10.474% (LIBOR 3 Month + 8.00%), 5/31/24 (l)		3,984	3,806,695
10.562% (LIBOR 3 Month + 8.00%), 5/31/24 (l)		4,177	3,990,639
10.588% (LIBOR 3 Month + 8.00%), 5/31/24 (l)		4,146	3,961,021
Regionalcare Hospital Partners Holdings, Inc.
6.904% (LIBOR 1 Month + 4.50%), 11/16/25 (l)		6,667	6,622,434

			27,927,612

Energy - 0.2%
California Resources Corporation
12.777% (LIBOR 1 Month + 10.38%), 12/31/21 (l)		9,558	9,682,742

Total Bank Loans (cost $39,676,169)			39,811,810

ASSET-BACKED SECURITIES - 0.4%
Other ABS - Fixed Rate - 0.4%
Atlas Ltd.
Series 2014-1, Class B
6.875%, 12/15/39 (g)(h)(i)		1,878	1,680,842
CLUB Credit Trust
Series 2018-P3, Class B
4.32%, 1/15/26 (a)(i)		6,594	6,770,682
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)(i)		3,648	3,647,953

	Principal Amount (000)		U.S. $ Value
Series 2014-2A, Class C
3.869%, 10/15/49 (a)(i)	U.S.$	3,008	$3,049,522
SoFi Consumer Loan Program LLC
Series 2017-2, Class A
3.28%, 2/25/26 (a)(i)		3,411	3,434,593
SoFi Consumer Loan Program Trust
Series 2018-1, Class B
3.65%, 2/25/27 (a)(i)		5,582	5,706,674

			24,290,266

Autos - Fixed Rate - 0.0%
CPS Auto Trust
Series 2017-A, Class D
4.61%, 12/15/22 (a)		2,000	2,043,338
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		281	280,857

			2,324,195

Total Asset-Backed Securities (cost $26,378,560)			26,614,461

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.2%
United States - 0.2%
State of California
Series 2010
7.625%, 3/01/40		30	47,338
7.95%, 3/01/36		10,685	11,087,184
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30		3,400	4,107,404

Total Local Governments - US Municipal Bonds (cost $14,151,699)			15,241,926

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Basic - 0.0%
Elementia SAB de CV
5.50%, 1/15/25 (a)		1,972	1,897,434

Capital Goods - 0.0%
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)(k)(m)		8,945	577,273
5.25%, 6/27/29 (a)(k)(m)		2,796	185,235
7.125%, 6/26/42 (a)(k)(m)		3,663	242,674

			1,005,182

Consumer Cyclical - Other - 0.0%
MGM China Holdings Ltd.
5.375%, 5/15/24 (a)		200	205,104
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (a)		1,416	1,419,098

			1,624,202

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.1%
BRF SA
3.95%, 5/22/23 (a)	U.S.$	446	$438,463
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		2,035	2,112,572
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (i)(j)(k)(n)		4,300	211,680

			2,762,715

Energy - 0.0%
Petrobras Global Finance BV
6.25%, 3/17/24		10	10,938

Transportation - Services - 0.1%
Rumo Luxembourg SARL
7.375%, 2/09/24 (a)		2,960	3,189,400

			10,489,871

Utility - 0.0%
Electric - 0.0%
Terraform Global Operating LLC
6.125%, 3/01/26 (j)		2,748	2,757,005

Total Emerging Markets - Corporate Bonds (cost $28,547,334)			13,246,876

	Shares
COMMON STOCKS - 0.2%
Financials - 0.2%
Insurance - 0.2%
Mt. Logan Re Ltd. (Preference Shares) (i)(k)(o)		9,702	9,398,554

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golden Energy Offshore Services AS (g)(k)		3,089,816	2,173,261
SandRidge Energy, Inc. (k)		4,301	29,763

			2,203,024

Information Technology - 0.0%
Software - 0.0%
Avaya Holdings Corp. (k)		2,248	26,774

Total Common Stocks (cost $15,421,202)			11,628,352

	Principal Amount (000)
WHOLE LOAN TRUSTS - 0.0%
Performing Asset - 0.0%
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (g)(h)(i)	U.S.$	3,950	954,695

	Principal Amount (000)			U.S. $ Value
Sheridan Consumer Finance Trust
6.87%, 3/01/21 (g)(h)(i)	U.S.$	266		$265,700

Total Whole Loan Trusts (cost $4,215,311)				1,220,395

AGENCIES - 0.0%
Agency Debentures - 0.0%
Federal National Mortgage Association
6.25%, 5/15/29		95		128,367
6.625%, 11/15/30		150		214,438
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		225		220,244

Total Agencies (cost $519,698)				563,049

	Shares
WARRANTS - 0.0%
Encore Automotive Acceptance, expiring 7/05/31 (g)(h)(i)(k)		27		0
Flexpath Capital, Inc., expiring 4/15/31 (g)(h)(i)(k)		42,267		0
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (k)		3,724		112
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (k)		1,568		2

Total Warrants (cost $27,089)				114

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.33% (p)(q)(r) (cost $36,955,471)		36,955,471		36,955,471

	Principal Amount (000)
Time Deposits - 0.1%
ANZ, London
1.76%, 7/01/19	U.S.$	4,941		4,940,841
BBH Grand Cayman
0.36%, 7/01/19	GBP	0	**	105
0.57%, 7/01/19	AUD	1		859
BNP Paribas, Paris
(0.58)%, 7/01/19	EUR	2,201		2,502,738

	Principal Amount (000)		U.S. $ Value
Royal Bank of Canada, Toronto
0.81%, 7/02/19	CAD	3,408	$2,602,106

Total Time Deposits (cost $9,997,268)			10,046,649

Total Short-Term Investments (cost $46,952,739)			47,002,120

Total Investments - 99.6% (cost $6,843,871,189) (s)			7,112,761,836
Other assets less liabilities - 0.4%			25,857,357

Net Assets - 100.0%			$7,138,619,193

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-OAT Futures	495	September 2019	$92,799,464	$1,442,980
U.S. 10 Yr Ultra Futures	19	September 2019	2,624,375	41,296
U.S. Long Bond (CBT) Futures	10	September 2019	1,555,937	47,891
U.S. T-Note 2 Yr (CBT) Futures	4,634	September 2019	997,142,674	8,145,709
U.S. T-Note 5 Yr (CBT) Futures	2,014	September 2019	237,966,687	2,926,594
U.S. T-Note 10 Yr (CBT) Futures	181	September 2019	23,162,344	457,836
U.S. Ultra Bond (CBT) Futures	1,167	September 2019	207,215,438	5,802,726
Sold Contracts
10 Yr Canadian Bond Futures	1,148	September 2019	125,297,728	(1,174,694)
Euro Buxl 30 Yr Bond Futures	1,256	September 2019	289,781,273	(8,283,546)
Euro-BOBL Futures	2,999	September 2019	458,462,268	(1,891,259)
Euro-schatz Future	262	September 2019	33,451,967	(50,646)
Japan 10 Yr Bond (OSE) Futures	44	September 2019	62,787,182	(169,364)
U.S. 10 Yr Ultra Futures	1,947	September 2019	268,929,375	(6,868,328)
U.S. T-Note 5 Yr (CBT) Futures	14	September 2019	1,654,188	(6,422)

				$420,773

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	39,006	USD	44,259	7/10/19	$(124,475)
Bank of America, NA	EUR	37,312	USD	42,068	7/10/19	(388,147)
Bank of America, NA	USD	101,405	RUB	6,546,613	8/06/19	1,645,504
Barclays Bank PLC	EUR	91,968	USD	103,410	7/10/19	(1,237,735)
Barclays Bank PLC	JPY	67,205,630	USD	631,984	9/12/19	5,258,940
BNP Paribas SA	EUR	27,334	CZK	701,570	7/11/19	274,483
BNP Paribas SA	USD	16,896	PLN	64,099	7/11/19	276,673
BNP Paribas SA	CAD	627,221	USD	466,046	7/24/19	(13,170,830)
BNP Paribas SA	USD	69,346	CAD	92,065	7/24/19	994,488
BNP Paribas SA	USD	70,646	SGD	95,962	8/22/19	340,722
BNP Paribas SA	USD	8,844	KRW	10,320,886	8/26/19	87,374

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	35,811	AUD	51,146	9/05/19	$170,557
BNP Paribas SA	NZD	21,886	USD	14,488	9/09/19	(235,278)
BNP Paribas SA	CHF	70,630	USD	72,699	9/12/19	(138,043)
BNP Paribas SA	ZAR	509,976	USD	35,294	9/18/19	(553,975)
Brown Brothers Harriman & Co.	EUR	5,021	USD	5,649	7/10/19	(64,535)
Brown Brothers Harriman & Co.	USD	6,886	EUR	6,165	7/10/19	128,430
Brown Brothers Harriman & Co.	CNH	490,697	USD	71,223	8/09/19	(188,812)
Citibank, NA	EUR	686,859	USD	779,295	7/10/19	(2,263,279)
Citibank, NA	USD	53,297	INR	3,749,107	7/16/19	973,446
Citibank, NA	IDR	486,500,414	USD	32,728	8/22/19	(1,489,306)
Citibank, NA	USD	14,687	IDR	216,296,473	8/22/19	525,793
Citibank, NA	USD	117,477	KRW	136,442,114	8/26/19	595,389
Citibank, NA	USD	21,072	TWD	650,498	9/11/19	3,687
Credit Suisse International	CZK	701,035	EUR	27,142	7/10/19	(470,829)
Credit Suisse International	EUR	60,704	USD	68,255	7/10/19	(818,323)
Credit Suisse International	USD	46,466	EUR	40,817	7/10/19	(21,816)
Credit Suisse International	PLN	97,372	USD	25,383	7/11/19	(702,988)
Credit Suisse International	USD	34,969	PLN	131,437	7/11/19	243,420
Credit Suisse International	NZD	9,483	AUD	9,050	7/29/19	(14,416)
Credit Suisse International	MXN	1,279,235	USD	64,088	8/29/19	(1,894,576)
Deutsche Bank AG	AUD	9,050	NZD	9,482	7/29/19	14,119
Goldman Sachs Bank USA	INR	4,734,807	USD	67,626	7/16/19	(913,260)
HSBC Bank USA	CAD	348,391	USD	258,608	7/24/19	(7,573,779)
HSBC Bank USA	USD	24,950	TWD	772,462	9/11/19	77,906
JPMorgan Chase Bank, NA	BRL	466,722	USD	121,789	7/02/19	245,802
JPMorgan Chase Bank, NA	USD	120,199	BRL	466,722	7/02/19	1,344,434
JPMorgan Chase Bank, NA	EUR	3,666	USD	4,173	7/10/19	1,259
JPMorgan Chase Bank, NA	EUR	65,241	USD	73,149	7/10/19	(1,087,352)
JPMorgan Chase Bank, NA	USD	8,294	EUR	7,384	7/10/19	108,238
JPMorgan Chase Bank, NA	HUF	10,085,831	USD	34,997	7/11/19	(523,695)
JPMorgan Chase Bank, NA	PLN	150,486	USD	39,345	7/11/19	(970,348)
JPMorgan Chase Bank, NA	USD	35,641	HUF	10,068,368	7/11/19	(182,353)
JPMorgan Chase Bank, NA	IDR	101,613,144	USD	6,949	8/22/19	(197,463)
JPMorgan Chase Bank, NA	SGD	47,684	USD	35,237	8/22/19	(36,578)
JPMorgan Chase Bank, NA	KRW	20,448,618	USD	17,214	8/26/19	(481,404)
JPMorgan Chase Bank, NA	GBP	106,453	USD	135,916	8/28/19	356,415
JPMorgan Chase Bank, NA	USD	64,779	MXN	1,300,240	8/29/19	2,286,613
Morgan Stanley Capital Services LLC	BRL	453,912	USD	112,348	7/02/19	(5,860,290)
Morgan Stanley Capital Services LLC	USD	118,447	BRL	453,912	7/02/19	(239,056)
Morgan Stanley Capital Services LLC	EUR	83,313	USD	93,781	7/10/19	(1,018,880)
Morgan Stanley Capital Services LLC	USD	87,832	EUR	77,798	7/10/19	692,422
Morgan Stanley Capital Services LLC	USD	71,204	PLN	268,432	7/11/19	710,026
Morgan Stanley Capital Services LLC	RUB	615,067	USD	9,298	8/06/19	(384,102)
Morgan Stanley Capital Services LLC	MYR	221,515	USD	53,313	8/21/19	(285,951)
Morgan Stanley Capital Services LLC	MYR	263,905	USD	64,235	8/21/19	378,893
Morgan Stanley Capital Services LLC	USD	22,736	TWD	701,432	9/11/19	(9,724)
Morgan Stanley Capital Services LLC	ZAR	251,269	USD	17,406	9/18/19	(256,170)
Royal Bank of Scotland PLC	BRL	137,032	USD	35,835	7/02/19	148,847
Royal Bank of Scotland PLC	USD	35,758	BRL	137,032	7/02/19	(72,169)
Royal Bank of Scotland PLC	USD	30,848	EUR	27,106	7/10/19	(4,917)
Royal Bank of Scotland PLC	USD	42,106	EUR	37,269	7/10/19	301,082
Royal Bank of Scotland PLC	USD	47,992	PLN	183,299	7/11/19	1,114,472

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	ILS	242,205	USD	68,281	7/16/19	$354,528
Royal Bank of Scotland PLC	USD	35,730	BRL	137,032	8/02/19	(148,670)
Royal Bank of Scotland PLC	EUR	542,339	USD	614,712	8/15/19	(4,257,116)
Societe Generale	USD	71,255	CHF	70,123	9/12/19	1,059,159
Standard Chartered Bank	BRL	124,223	USD	32,416	7/02/19	65,423
Standard Chartered Bank	USD	32,436	BRL	124,223	7/02/19	(85,737)
Standard Chartered Bank	INR	2,390,810	USD	33,819	7/16/19	(789,630)
Standard Chartered Bank	USD	48,279	INR	3,411,669	7/16/19	1,106,978
Standard Chartered Bank	IDR	468,512,779	USD	32,269	8/22/19	(683,145)
Standard Chartered Bank	SGD	231,184	USD	169,617	8/22/19	(1,398,137)
Standard Chartered Bank	USD	18,383	IDR	272,052,482	8/22/19	751,204
Standard Chartered Bank	TWD	6,586,811	USD	209,935	9/11/19	(3,474,705)
Standard Chartered Bank	USD	97,926	TWD	3,051,493	9/11/19	941,244
UBS AG	USD	24,726	EUR	21,904	7/10/19	197,149
UBS AG	EUR	617,552	USD	693,361	7/19/19	(9,876,409)
UBS AG	USD	46,232	TWD	1,428,887	9/11/19	63,032

						$(40,750,252)

CURRENCY OPTIONS WRITTEN

Description/Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
NZD vs. AUD/ Deutsche Bank AG (t)	NZD	1.010	07/2019	46,283,250	NZD	46,283	$152,264	$(6,561)
Put
NZD vs. CAD/ JPMorgan Chase Bank, NA (t)	NZD	0.860	07/2019	48,335,000	NZD	48,335	219,076	(38,121)

							$371,340	$(44,682)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)%	Quarterly	3.25%	USD	61,730	$(4,755,516)	$(4,506,367)	$(249,149)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	3.25	USD	163,250	(12,576,349)	(7,256,201)	(5,320,148)
iTraxx Australia Series 31, 5 Year Index, 6/20/24*	(1.00)	Quarterly	0.63	USD	168,000	(2,935,398)	(1,794,012)	(1,141,386)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	1.00%	Quarterly	0.55%	USD	168,000	$3,636,880	$2,809,679	$827,201

						$(16,630,383)	$(10,746,901)	$(5,883,482)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	700,920	9/10/20	3 Month LIBOR	2.824%	Quarterly/ Semi-Annual	$12,064,043	$	– 0	–	$12,064,043
USD	1,000	3/17/21	3 Month LIBOR	1.404%	Quarterly/ Semi-Annual	(4,443)		– 0	–	(4,443)
USD	264,760	5/24/21	2.288%	3 Month LIBOR	Semi-Annual/ Quarterly	(2,207,868)		– 0	–	(2,207,868)
SEK	1,724,921	6/04/21	3 Month STIBOR	0.025%	Quarterly/ Annual	401,452		– 0	–	401,452
EUR	160,449	6/04/21	-0.273%	6 Month EURIBOR	Annual/ Semi-Annual	(355,364)		– 0	–	(355,364)
USD	145,430	8/08/23	3 Month LIBOR	2.823%	Quarterly/ Semi-Annual	7,315,310		– 0	–	7,315,310
USD	291,180	9/10/23	3 Month LIBOR	2.883%	Quarterly/ Semi-Annual	15,709,047		– 0	–	15,709,047
EUR	225,720	1/15/24	6 Month EURIBOR	0.201%	Semi-Annual/ Annual	6,024,038		– 0	–	6,024,038
GBP	17,540	2/29/24	6 Month LIBOR	1.251%	Semi-Annual/ Semi-Annual	385,067		70,500		314,567
GBP	17,540	2/29/24	1.251%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(385,020)		(106,288)		(278,732)
CAD	288,230	5/22/24	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	2,745,870		– 0	–	2,745,870
USD	108,590	5/24/24	2.200%	3 Month LIBOR	Semi-Annual/ Quarterly	(2,236,161)		– 0	–	(2,236,161)
USD	58,500	11/09/25	2.130%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,078,418)		– 0	–	(1,078,418)
USD	600	1/30/27	2.459%	3 Month LIBOR	Semi-Annual/ Quarterly	(28,672)		– 0	–	(28,672)
USD	150	5/05/45	3 Month LIBOR	2.566%	Quarterly/ Semi-Annual	10,430		1		10,429
USD	100	7/16/45	3 Month LIBOR	3.019%	Quarterly/ Semi-Annual	17,127		9,466		7,661
USD	131,760	9/10/48	2.980%	3 Month LIBOR	Semi-Annual/ Quarterly	(23,710,188)		– 0	–	(23,710,188)

						$14,666,250		$(26,321)		$14,692,571

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 4.800%, 2/15/24, 6/20/20*	5.00%	Quarterly	4.02%	USD	950	$22,097	$8,182	$13,915
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6.110% 6/29/25, 6/20/20*	5.00	Quarterly	0.11	USD	950	46,720	14,612	32,108
Citibank, NA
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,088	(108,782)	(123,599)	14,817
Nabors Industries, Inc., 5.500%, 1/15/23, 6/20/20*	1.00	Quarterly	1.62	USD	950	(5,481)	(22,203)	16,722
Safeway, Inc., 7.250%, 2/01/31, 6/20/20*	1.00	Quarterly	0.42	USD	950	5,602	(16,187)	21,789
Staples, Inc., 8.500%, 9/15/25, 6/20/20*	1.00	Quarterly	0.65	USD	950	3,452	(7,893)	11,345
Weatherford International, LLC, 4.500%, 4/15/22, 6/20/20*	1.00	Quarterly	308.00	USD	950	(455,668)	(17,197)	(438,471)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	5,000	(499,500)	(724,658)	225,158
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	735	(73,549)	(100,876)	27,327
Credit Suisse International
Avon Products, Inc., 5.000%, 3/15/23, 6/20/20*	1.00	Quarterly	0.52	USD	950	4,721	(34,299)	39,020
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	12,060	19,698	(479,564)	499,262
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	9,831	16,057	(410,485)	426,542

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	1.98%	USD	8,513	$13,432	$(467,929)	$481,361
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	5,987	9,446	(241,667)	251,113
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	1,198	1,890	(48,358)	50,248
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	2,395	3,779	(98,508)	102,287
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	2,925	(292,208)	(169,364)	(122,844)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	6,500	(649,350)	(942,056)	292,706
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	5,000	(499,500)	(725,507)	226,007
Freeport-Mcmoran, Inc., 3.550%, 3/01/22, 6/20/20*	1.00	Quarterly	0.24	USD	950	7,352	(14,056)	21,408
Teck Resources Ltd., 3.750%, 2/01/23, 6/20/20*	1.00	Quarterly	0.15	USD	950	8,202	(14,945)	23,147
Transocean, Inc., 3.800%, 10/15/22, 6/20/20*	1.00	Quarterly	1.46	USD	950	(4,009)	(41,866)	37,857
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	8,901	14,538	(84,696)	99,234
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	6,900	11,270	(270,812)	282,082
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	53	(5,299)	(3,729)	(1,570)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	618	(61,790)	(69,362)	7,572
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	564	(56,438)	(66,846)	10,408

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	1.98%	USD	3,000	$4,900	$(54,924)	$59,824
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	8,359	13,653	(51,034)	64,687
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	8,358	13,651	(60,520)	74,171
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	575	(57,538)	(49,087)	(8,451)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	5,000	(500,333)	(400,781)	(99,552)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	15,000	(1,501,000)	(1,202,342)	(298,658)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	10,000	(1,000,667)	(776,030)	(224,637)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	10,000	(1,000,667)	(767,418)	(233,249)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	5,000	(500,333)	(383,709)	(116,624)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,260	(125,874)	(75,343)	(50,531)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	5,815	(580,919)	(347,712)	(233,207)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,611	(161,073)	(175,746)	14,673
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	244	(24,396)	(26,633)	2,237
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	979	(97,884)	(106,091)	8,207
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,115	(111,574)	(121,707)	10,133
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	558	(55,837)	(55,726)	(111)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	557	$(55,737)	$(51,405)	$(4,332)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	279	(27,919)	(25,280)	(2,639)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	3,346	(334,823)	(292,339)	(42,484)

						$(8,627,688)	$(10,197,695)	$1,570,007

*	Termination date

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $3,264,872,044 or 45.7% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2019.
(g)	Illiquid security.
(h)	Fair valued by the Adviser.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.51% of net assets as of June 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2
7.904%, 10/25/25	9/18/15	$5,375,264	$6,088,863	0.08%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD
4.129%, 11/15/26	11/13/15	5,392,949	5,447,011	0.08%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A
4.429%, 3/27/24	3/29/19	10,419,245	10,383,067	0.15%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A
5.162%, 5/27/23	6/11/19	11,254,212	11,272,684	0.16%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	2,748,000	2,757,005	0.04%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	6/13/13	$3,886,876	$211,680	0.00%

(k)	Non-income producing security.
(l)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2019.
(m)	Defaulted.
(n)	Defaulted matured security.
(o)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$9,702,000	$9,398,554	0.13%

(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	The rate shown represents the 7-day yield as of period end.
(r)	Affiliated investments.
(s)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $406,123,545 and gross unrealized depreciation of investments was $(166,856,623), resulting in net unrealized appreciation of $239,266,922.

(t)	One contract relates to 1 share.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
STIBOR	-	Stockholm Interbank Offered Rate
TIPS	-	Treasury Inflation Protected Security

Country Breakdown1

June 30, 2019 (unaudited)

32.3%	United States
10.5%	Canada
9.4%	Japan
6.7%	Italy
5.4%	United Kingdom
5.1%	Germany
3.6%	Spain
2.9%	France
2.6%	Indonesia
2.1%	Cayman Islands
2.1%	Malaysia
2.0%	Switzerland
1.9%	Belgium
12.7%	Other
0.7%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Angola, Australia, Austria, Bermuda, Brazil, Chile, China, Colombia, Denmark, Dominican Republic, Egypt, Finland, Gabon, Hong Kong, India, Ireland, Ivory Coast, Kazakhstan, Kuwait, Mexico, Netherlands, New Zealand, Nigeria, Norway, Peru, Qatar, Russia, Saudi Arabia, Singapore, South Africa, Sri Lanka, Supranational, Sweden, Turkey and United Arab Emirates.

AB Global Bond Fund

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$2,632,480,698		$	– 0	–	$2,632,480,698
Corporates - Investment Grade		– 0	–	1,504,483,673			10,339,773		1,514,823,446
Inflation-Linked Securities		– 0	–	526,313,656			– 0	–	526,313,656
Mortgage Pass-Throughs		– 0	–	481,072,109			– 0	–	481,072,109
Collateralized Mortgage Obligations		– 0	–	332,763,230			– 0	–	332,763,230
Corporates - Non-Investment Grade		– 0	–	282,205,797			– 0	–#	282,205,797
Covered Bonds		– 0	–	227,466,505			– 0	–	227,466,505
Collateralized Loan Obligations		– 0	–	– 0	–		176,927,359		176,927,359
Commercial Mortgage-Backed Securities		– 0	–	74,828,901			83,794,360		158,623,261
Governments - Sovereign Agencies		– 0	–	136,927,014			– 0	–	136,927,014
Governments - Sovereign Bonds		– 0	–	121,440,823			– 0	–	121,440,823
Quasi-Sovereigns		– 0	–	111,109,339			– 0	–	111,109,339
Local Governments - Provincial Bonds		– 0	–	85,820,830			– 0	–	85,820,830
Emerging Markets - Sovereigns		– 0	–	70,589,382			– 0	–	70,589,382
Emerging Markets - Treasuries		– 0	–	53,867,693			– 0	–	53,867,693
Supranationals		– 0	–	45,001,591			– 0	–	45,001,591
Bank Loans		– 0	–	39,811,810			– 0	–	39,811,810
Asset-Backed Securities		– 0	–	2,324,195			24,290,266		26,614,461
Local Governments - US Municipal Bonds		– 0	–	15,241,926			– 0	–	15,241,926
Emerging Markets - Corporate Bonds		– 0	–	13,035,196			211,680		13,246,876
Common Stocks		2,229,798		– 0	–		9,398,554		11,628,352
Whole Loan Trusts		– 0	–	– 0	–		1,220,395		1,220,395
Agencies		– 0	–	563,049			– 0	–	563,049
Warrants		114		– 0	–		– 0	–#	114
Short-Term Investments:
Investment Companies		36,955,471		– 0	–		– 0	–	36,955,471
Time Deposits		– 0	–	10,046,649			– 0	–	10,046,649

Total Investments in Securities		39,185,383		6,767,394,066			306,182,387		7,112,761,836
Other Financial Instruments*:

Assets
Futures		18,865,032		– 0	–		– 0	–	18,865,032
Forward Currency Exchange Contracts		– 0	–	23,838,151			– 0	–	23,838,151
Centrally Cleared Credit Default Swaps		– 0	–	3,636,880			– 0	–	3,636,880
Centrally Cleared Interest Rate Swaps		– 0	–	44,672,384			– 0	–	44,672,384
Credit Default Swaps		– 0	–	220,460			– 0	–	220,460
Liabilities
Futures		(18,444,259)		– 0	–		– 0	–	(18,444,259)
Forward Currency Exchange Contracts		– 0	–	(64,588,403)			– 0	–	(64,588,403)
Currency Options Written		– 0	–	(44,682)			– 0	–	(44,682)
Centrally Cleared Credit Default Swaps		– 0	–	(20,267,263)			– 0	–	(20,267,263)
Centrally Cleared Interest Rate Swaps		– 0	–	(30,006,134)			– 0	–	(30,006,134)
Credit Default Swaps		– 0	–	(8,848,148)			– 0	–	(8,848,148)

Total		$39,606,156		$6,716,007,311			$306,182,387		$7,061,795,854

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Investment Grade		Corporates - Non- Investment Grade#			Collateralized Loan Obligations		Commercial Mortgage-Backed Securities
Balance as of 9/30/18	$23,829,854		$	– 0	–	$145,611,533		$73,001,921
Accrued discounts/(premiums)	4,027			– 0	–	1,901		202,248
Realized gain (loss)	– 0	–		– 0	–	(33,250)		(22,562)
Change in unrealized appreciation/depreciation	399,270			– 0	–	(1,083,634)		2,567,460
Purchases	9,936,476			– 0	–	35,009,735		16,213,356
Sales/Paydowns	– 0	–		– 0	–	(2,578,926)		(8,168,063)
Transfers into Level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(23,829,854)			– 0	–	– 0	–	– 0	–

Balance as of 6/30/19	$10,339,773		$	– 0	–	$176,927,359		$83,794,360

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$399,270		$	– 0	–	$(1,083,634)		$2,602,133

	Bank Loans		Asset-Backed Securities			Emerging Markets - Corporate Bonds		Common Stocks
Balance as of 9/30/18	$13,652,453			$19,479,566		$260,365		$11,779,842
Accrued discounts/(premiums)	– 0	–		3,763		– 0	–	(1,547,658)
Realized gain (loss)	– 0	–		404		– 0	–	1,121,968
Change in unrealized appreciation/depreciation	– 0	–		413,436		(48,685)		– 0	–
Purchases	– 0	–		6,592,474		– 0	–	– 0	–
Sales/Paydowns	– 0	–		(2,199,377)		– 0	–	(1,955,598)
Transfers into Level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(13,652,453)			– 0	–	– 0	–	– 0	–

Balance as of 6/30/19	$ – 0	–		$24,290,266		$211,680		$9,398,554

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$ – 0	–		$413,436		$(48,685)		$(332,022)

	Whole Loan Trusts		Warrants#			Total
Balance as of 9/30/18	$3,054,565		$	– 0	–	$290,670,099
Accrued discounts/(premiums)	2,453			– 0	–	(1,333,266)
Realized gain (loss)	(1,742,868)			– 0	–	(676,308)
Change in unrealized appreciation/depreciation	1,076,419			– 0	–	3,324,266
Purchases	– 0	–		– 0	–	67,752,041
Sales/Paydowns	(1,170,174)			– 0	–	(16,072,138)
Transfers into Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	$(37,482,307)

Balance as of 6/30/19	$1,220,395		$	– 0	–	$306,182,387	+

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$(332,441)		$	– 0	–	$1,618,057

#	The fund held securities with zero market value that were sold/expired/written off during the reporting period.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2019. Securities priced by (i) third party vendors or (ii) by brokers, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/19	Valuation Technique	Unobservable Input	Input
Common Stocks	$9,398,554	Market Approach	NAV Equivalent	$968.72 / N/A
Whole Loan Trusts	$954,695	Recovery Analysis	Cumulative Loss	<20% / N/A
	$265,700	Discounted Cash Flow	Cash Flow Yield	100.00% / NA

	$1,220,395

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in NAV Equivalent would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Cumulative Loss and Cash Flow Yield in isolation would be expected to result in a significant lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended June 30, 2019 is as follows:

Fund	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$46,959	$2,487,329	$2,497,333	$36,955	$1,847